                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-60770

                                                                          -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----

                                                                          -----
     Pre-Effective Amendment No.
                                 -------                                  -----

                                                                          -----
     Post-Effective Amendment No.  42                                       X
                                 ------                                   -----

                                       AND


                                                                          -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                          -----


     Amendment No.  42
                  ------

                        DELAWARE GROUP CASH RESERVE, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania  19103
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               May 29, 1998
                                                                   ------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b)
      -----
       X      on May 29, 1998 pursuant to paragraph (b)
      -----
              60 days after filing pursuant to paragraph (a)(1)
      -----
              on (date) pursuant to paragraph(a)(1)
      -----
              75 days after filing pursuant to paragraph (a)(2)
      -----
              on (date) pursuant to paragraph (a)(2) of Rule 485
      -----

If appropriate:

      ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                    -----------------------------------------
                          Delaware Cash Reserve A Class
                          Delaware Cash Reserve B Class
                          Delaware Cash Reserve C Class
                     Delaware Cash Reserve Consultant Class

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 42 to Registration File No. 2-60770 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheets

          4.     Part A - Prospectuses

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                             CROSS-REFERENCE SHEET*
                             ----------------------

                                     PART A
                                     ------

Item No.      Description                                                                 Location in Prospectuses
--------      -----------                                                                 ------------------------

                                                                                                                       Consultant
                                                                           A Class              B Class/C Class           Class

    1         Cover Page..........................................        Cover                   Cover                  Cover

    2         Synopsis............................................      Synopsis;               Synopsis;              Synopsis;
                                                                       Summary of              Summary of             Summary of
                                                                        Expenses                Expenses               Expenses

    3         Condensed Financial Information.....................      Financial               Financial              Financial
                                                                       Highlights              Highlights             Highlights

    4         General Description of Registrant ..................     Investment              Investment             Investment
                                                                        Objective               Objective              Objective
                                                                       and Policy;             and Policy;            and Policy;
                                                                      Buying Shares         Classes of Shares        Buying Shares

    5         Management of the Fund .............................     Management              Management             Management
                                                                       of the Fund             of the Fund            of the Fund

    6         Capital Stock and Other Securities .................    The Delaware            The Delaware            The Delaware
                                                                      Difference;             Difference;             Difference;
                                                                     Dividends and            Dividends and           Dividends and
                                                                     Distributions;          Distributions;          Distributions;
                                                                        Taxes;                   Taxes;                  Taxes;
                                                                     Buying Shares          Classes of Shares         Buying Shares


                             CROSS-REFERENCE SHEET*
                             ----------------------

                                     PART A
                                     ------
                                   (Continued)

                                                                                             Location in
Item No.     Description                                                                     Prospectuses
--------     -----------                                                                     ------------

                                                                                                                     Consultant
                                                                        A Class             B Class/C Class              Class

   7         Purchase of Securities Being Offered................       Cover;                  Cover;                  Cover;
                                                                    Buying Shares;        How to Buy Shares;        Buying Shares;
                                                                    Net Asset Value         Net Asset Value         Net Asset Value
                                                                      Per Share;              Per Share;              Per Share;
                                                                      Management              Management              Management
                                                                      of the Fund             of the Fund             of the Fund

   8         Redemption or Repurchase............................   Buying Shares;        How to Buy Shares;        Buying Shares;
                                                                      Redemption              Redemption              Redemption
                                                                     and Exchange            and Exchange            and Exchange

   9         Legal Proceedings...................................        None                    None                    None






* This filing relates to Registrant's Delaware Cash Reserve A Class, Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class. There are separate prospectuses for each of the Delaware Cash Reserve A Class and Delaware Cash Reserve Consultant Class and a combined prospectus for Delaware Cash Reserve B Class and Delaware Cash Reserve C Class. The four classes have a common Statement of Additional Information and Part C.

                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                                   Location in Statement
Item No.         Description                                                                     of Additional Information
--------         -----------                                                                     -------------------------

      10         Cover Page......................................................                          Cover

      11         Table of Contents...............................................                    Table of Contents

      12         General Information and History.................................                   General Information

      13         Investment Objectives and Policies..............................                  Investment Objective
                                                                                                        and Policy

      14         Management of the Registrant....................................                 Officers and Directors

      15         Control Persons and Principal Holders of Securities.............                 Officers and Directors

      16         Investment Advisory and Other Services..........................                 Plans Under Rule 12b-1
                                                                                               for Consultant Class Shares,
                                                                                             Class B Shares and Class C Shares
                                                                                                (under Purchasing Shares);
                                                                                                   Investment Management
                                                                                                  Agreement; Officers and
                                                                                              Directors; General Information;
                                                                                                   Financial Statements

      17         Brokerage Allocation............................................                    Trading Practices

      18         Capital Stock and Other Securities..............................                   Capitalization and
                                                                                                   Noncumulative Voting
                                                                                                      (under General
                                                                                                       Information)

      19         Purchase, Redemption and Pricing of Securities
                 Being Offered...................................................                   Purchasing Shares;
                                                                                                Offering Price; Redemption;
                                                                                                    Exchange Privilege

      20         Tax Status......................................................                          Taxes

      21         Underwriters ...................................................                    Purchasing Shares

      22         Calculation of Performance Data.................................                 Performance Information

      23         Financial Statements............................................                  Financial Statements


                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

                                                                                                   Location in
Item No.         Description                                                                          Part C
--------         -----------                                                                       -----------

      24         Financial Statements and Exhibits.....................................               Item 24

      25         Persons Controlled by or under Common
                    Control with Registrant............................................               Item 25

      26         Number of Holders of Securities.......................................               Item 26

      27         Indemnification.......................................................               Item 27

      28         Business and Other Connections of Investment Adviser..................               Item 28

      29         Principal Underwriters................................................               Item 29

      30         Location of Accounts and Records......................................               Item 30

      31         Management Services...................................................               Item 31

      32         Undertakings..........................................................               Item 32


Delaware Cash Reserve
A Class Shares
May 29, 1998

1818 Market Street, Philadelphia, PA 19103


For Prospectus and Performance:
Nationwide 800-523-1918



Information on Existing Accounts:
Nationwide 800-523-1918


Representatives of Financial Institutions:
Nationwide 800-659-2265


     This Prospectus describes shares of Delaware Cash Reserve A Class ("Class A Shares") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.

     Class A Shares are not subject to front-end or contingent deferred sales charges and are not subject to annual 12b-1 Plan distribution expenses. See Buying Shares. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.

     This Prospectus relates only to Class A Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into the Fund's registration statement and other information regarding registrants that electronically file with the SEC.

     The Fund also offers Delaware Cash Reserve Consultant Class ("Consultant Class Shares"), Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares"). Shares of those classes may be subject to sales charges and other expenses which may affect their performance. A prospectus for Consultant Class Shares and a prospectus for Class B Shares and Class C Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT
UNION DEPOSITS.

Table of
Contents

COVER PAGE..................................................................
SYNOPSIS....................................................................
SUMMARY OF EXPENSES.........................................................
FINANCIAL HIGHLIGHTS........................................................
INVESTMENT OBJECTIVE AND POLICY
 Suitability................................................................
 Investment Strategy........................................................
THE DELAWARE DIFFERENCE
 Plans and Services.........................................................
BUYING SHARES..............................................................
REDEMPTION AND EXCHANGE....................................................
DIVIDENDS AND DISTRIBUTIONS................................................
TAXES......................................................................
NET ASSET VALUE PER SHARE..................................................
MANAGEMENT OF THE FUND.....................................................

Synopsis

Investment Objective
     The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family.

     See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
     Class A Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Buying Shares.


Minimum Investment

     The minimum initial investment for Class A Shares generally is $1,000. Subsequent investments generally must be at least $100. The minimum purchase amounts for retirement plans may vary. See Buying Shares.


Redemption and Exchange
     Class A Shares of the Fund may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request. See Redemption and Exchange.


Open-End Investment Company

     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. See Shares under Management of the Fund.

Summary of
Expenses



             Shareholder Transaction Expenses
-----------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ...................  None
Maximum Sales Charge Imposed on Reinvested
  Dividends (as a percentage of offering price) .........  None
Redemption Fees .........................................  None(1)
Exchange Fees ...........................................  None(2)


               Annual Operating Expenses
       (as a percentage of average daily net assets)
-----------------------------------------------------------------
Management Fees .........................................  0.49%
12b-1 Fees ..............................................  None
Other Operating Expenses ................................  0.39%
                                                           ------
 Total Operating Expenses ...............................  0.88%
                                                          ======


(1) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.
(2) Exchanges are subject to the requirements of Class A Shares and a front-end sales charge may apply.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     For expense information about Consultant Class Shares, Class B Shares and Class C Shares, see the separate prospectuses relating to those classes.
     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $9          $28         $49         $108


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist investors in understanding the various costs and expenses they will bear directly or indirectly in owning shares of the Fund.

Financial
Highlights

The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.





                                                             Delaware Cash Reserve A Class
                                       -------------------------------------------------------------------------
                                                                      Year Ended
                                          3/31/98        3/31/97        3/31/96        3/31/95        3/31/94
                                       -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of
 Period(1)...........................    $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
Income From Investment
 Operations
Net Investment Income ...............       0.048          0.045          0.049          0.039          0.023
                                         --------       --------       --------       --------       --------
  Total From Investment
   Operations .......................       0.048          0.045          0.049          0.039          0.023
                                         --------       --------       --------       --------       --------
Less Dividends and
 Distributions
Dividends From Net Investment
 Income .............................      (0.048)        (0.045)        (0.049)        (0.039)        (0.023)
                                         --------       --------       --------       --------       --------
  Total Dividends and
   Distributions ....................      (0.048)        (0.045)        (0.049)        (0.039)        (0.023)
                                         --------       --------       --------       --------       --------
Net Asset Value, End of Period ......    $  1.000       $  1.000       $  1.000       $  1.000       $  1.000
                                         ========       ========       ========       ========       ========
---------------
Total Return                                 4.88%          4.61%          5.01%          4.01%          2.28%
---------------
Ratios and Supplemental
 Data
Net Assets, End of Period
 (000's omitted) ....................    $524,477       $594,877       $585,485       $605,993       $699,112
Ratio of Expenses to Average Net
 Assets .............................        0.88%          0.88%          0.95%          1.01%          1.00%
Ratio of Net Investment Income to
 Average Net Assets .................        4.78%          4.52%          4.90%          3.91%          2.27%




                                                                Delaware Cash Reserve A Class
                                       -------------------------------------------------------------------------------
                                                                         Year Ended
                                          3/31/93        3/31/92         3/31/91          3/29/90          3/30/89
                                       -------------  -------------  ---------------  ---------------  ---------------
Net Asset Value, Beginning of
 Period(1)...........................    $  1.000       $  1.000        $   1.000        $   1.000        $   1.000
Income From Investment
 Operations
Net Investment Income ...............       0.028          0.050            0.073            0.082            0.073
                                         --------       --------        ---------        ---------        ---------
  Total From Investment
   Operations .......................       0.028          0.050            0.073            0.082            0.073
                                         --------       --------        ---------        ---------        ---------
Less Dividends and
 Distributions
Dividends From Net Investment
 Income .............................      (0.028)        (0.050)          (0.073)          (0.082)          (0.073)
                                         --------       --------        ---------        ---------        ---------
  Total Dividends and
   Distributions ....................      (0.028)        (0.050)          (0.073)          (0.082)          (0.073)
                                         --------       --------        ---------        ---------        ---------
Net Asset Value, End of Period ......    $  1.000       $  1.000        $   1.000        $   1.000        $   1.000
                                         ========       ========        =========        =========        =========
---------------
Total Return                                 2.87%          5.13%            7.52%            8.51%            7.55%
---------------
Ratios and Supplemental
 Data
Net Assets, End of Period
 (000's omitted) ....................    $672,034       $911,548        $1,042,489       $1,087,547       $1,073,044
Ratio of Expenses to Average Net
 Assets .............................        0.90%          0.81%             0.78%            0.82%            0.90%
Ratio of Net Investment Income to
 Average Net Assets .................        2.88%          5.04%             7.24%            8.20%            7.32%

-----------
(1) All figures prior to January 1, 1991 have been restated to reflect a stock recapitalization.

Investment Objective
and Policy

     As a money market fund, the Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value $1.00 per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.


SUITABILITY

     The Fund is suited for investors who seek the current income available from money market investments, along with easy access to their money and stable principal value. Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of money market securities.
     An investor should not consider a purchase of Fund shares as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

     The Fund invests its assets in a diversified portfolio of money market instruments in order to achieve its investment objective. While there is no assurance that this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.


Quality Restrictions

     The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations; if at the time of purchase, such security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. See Appendix A in Part B for descriptions of S&P, Moody's, Duff and Phelps, Inc. and Fitch IBCA, Inc. (formerly Fitch Investors Service, Inc.) ("Fitch") ratings.


Maturity Restrictions
     The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

     The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

Borrowing
     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.


Repurchase Agreements
     The Fund may use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Asset-Backed Securities
     The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.
     The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.

Investments by Fund of Funds
     The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.

                                     * * *

     If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

The Delaware
Difference

PLANS AND SERVICES

     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in the Delaware Investments family.


SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
     800-523-1918
     Information on Existing Regular Investment Accounts and Retirement Plan Accounts;
     Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges;
     Fund Information; Literature; Price; Yield and Performance Figures


Delaphone
 800-362-FUND
 (800-362-3863)

Performance Information

     During business hours, you can call the Investor Information Center for current yield information. Yield information is updated each weekday and is based on the annualized yield over the past seven-day or longer period.


Shareholder Services

     During business hours, you can call the Delaware Investments' Shareholder Service Center. The representatives can answer any of your questions about your account, the Fund, the various service features and other funds in the Delaware Investments family.


Delaphone Service

     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming each transaction. You should examine statements immediately and promptly report any discrepancy by calling the Shareholder Service Center.


Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, the Fund will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information

     Each year, the Fund will mail to you information on the tax status of your dividends and distributions.


Dividend Payments

     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.
     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under Buying Shares or call the Shareholder Service Center.


Retirement Planning
     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) Deferred Compensation Plan, IRA, and the new Roth IRA. Please call Delaware Investments at 1-800-523-1918 for more information.

MoneyLine(SM) Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account:

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.
     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Exchange Privilege

     The Exchange Privilege permits shareholders to exchange all or part of their Class A Shares into shares of the other mutual funds available from the Delaware Investments family, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charges. For additional information on exchanges, see Investing by Exchange under Buying Shares, and Redemption and Exchange.


Wealth Builder Option

     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under Buying Shares, and Redemption and Exchange.


Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

Buying
Shares

Purchase Amounts

     The minimum initial investment for Class A Shares generally is $1,000. Subsequent purchases of shares generally must be at least $100. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. All purchases are at net asset value. There is no front-end or contingent deferred sales charge.
     Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected.
     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.


Investing through Your Investment Dealer

     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


Investing by Mail

1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve A Class, to Delaware Investments, at P.O. Box 7577, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve A Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and account number for the Class).


1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to Delaware Cash Reserve A Class, New Accounts, at P.O. Box 7577, Philadelphia, PA 19101.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.
     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange

     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of any other fund in the Delaware Investments family which offers such classes of shares may not be exchanged into Class A Shares. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.
     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
     You may wish to have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option
     You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you specify. If in connection with the election of Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Investments family without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Dividends on Class A Shares may not be invested in Class B Shares or Class C Shares of the Fund or any other Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investment family. For more information about reinvestments in shares of other funds in the Delaware Investments family, call the Shareholder Service Center.
     Distributions and/or dividends for participants in the following retirement plans are automatically reinvested into the same fund in the Delaware Investments family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
     The offering price (net asset value) of Class A Shares is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).
     Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.



The Conditions of Your Purchase

     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low balance accounts. No fees will be charged without proper notice and no contingent deferred sales charge will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $1,000 as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.


Consultant Class Shares, Class B Shares and
Class C Shares
     In addition to offering Class A Shares, the Fund also offers Consultant Class Shares, Class B Shares and Class C Shares, which are described in separate prospectuses. Consultant Class Shares, Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares have no front-end or contingent deferred sales charge; such class has a 12b-1 Plan whereby the Fund is permitted to pay the Distributor annual fees payable monthly up to a maximum of 0.30% of the average daily net assets of such shares in order to compensate the Distributor for providing distribution and related services and bearing certain distribution-related expenses. Class B Shares and Class C Shares have no front-end sales charge, are subject to annual 12b-1 expenses equal to a maximum of 1% (0.25% of which are service fees paid to the Distributor, dealers and others) and are subject to a contingent deferred sales charge upon redemption. To obtain a prospectus which describes Consultant Class Shares, Class B Shares or Class C Shares, contact the Distributor by calling the phone number listed on the back cover of this Prospectus.

Redemption
and Exchange

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, equity funds, bond funds or other money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund, and any other money market fund, to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Class A Shares may not be exchanged for Class B Shares or Class C Shares. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequence of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.
     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares.


     Except as noted below, for a redemption request to be in "good order," you must provide your Class A Shares account number, account registration and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund issues certificates for shares only if you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your order. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.


     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.
     Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

     Class A Shares of funds available from the Delaware Investments family that carry a front-end sales charge will be subject to a limited contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without the payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for Class A Shares of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from Class A Shares of the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into Class A Shares of the Fund. Shareholders will be given credit for the period during which Class A Shares of the Fund were held.


Checkwriting Feature
     Checkwriting is a convenient access feature that allows you to earn dividends until your check is presented to the Fund.
     You can request special checks by marking the box on the Investment Application.
     Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or checkwriting authorization form, must be signed by all owners of the account.
     You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.
     You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with written authorization). Such requests will remain in effect for six months unless renewed or canceled.
     Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

     The Checkwriting Feature is not available for retirement plans. Also, since dividends are declared daily, you may not use the Checkwriting Feature to close your account. See Part B for additional information.

Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Class A Shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.


Written Exchange

     You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Class A Shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Class A Shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.


MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange

     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange shares into other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Systematic Withdrawal Plans
1. Regular Plans

     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2. Retirement Plans

     For shareholders eligible under the applicable Retirement Plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *
     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Dividends and
Distributions

     The Fund's dividends are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

     Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends and distributions on Class A Shares will be higher than the per share dividends and distributions on Consultant Class Shares, Class B Shares and Class C Shares, as Class A Shares will not incur the expenses under the 12b-1 Plans for Consultant Class Shares, Class B Shares and Class C Shares. See Consultant Class Shares, Class B Shares and Class C Shares under Buying Shares.

     Short-term capital gains distributions may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.

     Both dividends and distributions, if any, will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.
     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.
     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains, if any, will be taxable to you as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

     Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on how long the Fund's securities were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.
     Dividends or capital gains which are declared in October, November or December to shareholders of record on a specific date in one of those months but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year declared.
     The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Investments family. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale.
     In addition to federal taxes, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income tax. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

     Each year, the Fund will mail to you information on the tax status of the dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.
     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

Net Asset Value
Per Share

     The purchase and redemption price of the Fund's shares is equal to the net asset value ("NAV") per share of Class A Shares that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.
     The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a constant $10.00 per share value. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Consultant Class Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.
     See Part B for additional information.

Management of
the Fund

Directors
     The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.


Investment Manager
     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $27,148,680,000) and investment company (approximately $17,698,080,000) accounts.
     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

     The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the Investment Management Agreement, the Manager is paid an annual fee equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management Agreement. For the fiscal year ended March 31, 1998, investment management fees paid by the Fund were 0.49% of average daily net assets. The directors of the Fund annually review fees paid to the Manager.


Portfolio Trading Practices
     Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

     Banks, brokers or dealers are selected to execute the Fund's portfolio transactions.
     The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Fund may publish the "yield" and "effective yield" for Class A Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Class A Shares refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Class A Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.
     The Fund may also publish aggregate and average annual total return information concerning the Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value. Past performance is not a guarantee of future results.


Distribution and Service

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund under a Distribution Agreement with the Fund dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors of the Fund annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


                                     * * *


     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


Expenses

     The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended March 31, 1998, the Class A Shares' ratio of expenses to average daily net assets was 0.88%.

Shares

     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. Commonly known as a mutual fund, the Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

     All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to Class A Shares, the Fund also offers Class B Shares, Class C Shares and Consultant Class Shares . Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences, except that Class A Shares are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class B Shares, Class C Shares and Consultant Class Shares. Similarly, as a general matter, shareholders of Class B Shares, Class C Shares and Consultant Class Shares may vote only on matters affecting the Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Consultant Class Shares.

    Delaware Investments includes funds
  with a wide range of investment objectives.
  Stock funds, income funds, national and
  state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call
  Delaware Investments at 800-523-1918.


  Investment Manager
  Delaware Management Company
  One Commerce Square
  Philadelphia, PA 19103


  National Distributor
  Delaware Distributors, L.P.
  1818 Market Street
  Philadelphia, PA 19103


  Shareholder Servicing,
  Dividend Disbursing,
  Accounting Services
  and Transfer Agent
  Delaware Service Company, Inc.
  1818 Market Street
  Philadelphia, PA 19103


  Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  One Commerce Square
  Philadelphia, PA 19103


  Independent Auditors
  Ernst & Young LLP
  Two Commerce Square
  Philadelphia, PA 19103


  Custodian
  Bankers Trust Company
  One Bankers Trust Plaza
  New York, NY 10006











[GRAPHIC OMITTED]

www.delawarefunds.com

[GRAPHIC OMITTED]
   Printed in the U.S.A. on recycled paper.
   P-xxx[--] PP5/98

Delaware Cash Reserve
B Class Shares/C Class Shares
May 29, 1998

1818 Market Street, Philadelphia, PA 19103

For Prospectus and Performance:
Nationwide 800-523-1918


Information on Existing Accounts:
(SHAREHOLDERS ONLY)
Nationwide 800-523-1918


Dealer Services:
(BROKER/DEALERS ONLY)
Nationwide 800-362-7500


Representatives of Financial Institutions:
Nationwide 800-659-2265

 This Prospectus describes shares of Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares") (collectively, the "Classes") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund of the series type. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.
 Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares and Class C Shares are subject to a contingent deferred sales charge ("CDSC") and annual 12b-1 Plan expenses. See Classes of Shares. There is no front-end sales charge imposed upon purchases of Class B Shares or Class C Shares. See Summary of Expenses. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.
 This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.

 The Fund also offers Delaware Cash Reserve A Class ("Class A Shares") and Delaware Cash Reserve Consultant Class ("Consultant Class Shares"). Prospectuses for Class A Shares and Consultant Class Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.
 Because the Fund offers four classes of shares, an investor is able to choose the method of purchasing shares that is most suitable for his or her needs. In choosing the most suitable class, an investor should consider the differences among the four classes, including the effect of a CDSC and 12b-1 Plan expenses, given the amount of the purchase and the length of time the investor expects to hold the shares, among other circumstances. Generally, the Fund's Class B Shares should be purchased only in conjunction with an investment program involving other funds which offer Class B Shares. Likewise, the Fund's Class C Shares should be purchased only in conjunction with an investment program involving other funds which offer Class C Shares. See Suitability under Investment Objective and Policy. Class A Shares or Consultant Class Shares of the Fund are appropriate for investors seeking a taxable money market investment not involving such a program. See Suitability under Investment Objective and Policy and Class A Shares and Consultant Class Shares under Classes of Shares.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

Table of
Contents

COVER PAGE..................................................................
SYNOPSIS....................................................................
SUMMARY OF EXPENSES.........................................................
FINANCIAL HIGHLIGHTS........................................................
INVESTMENT OBJECTIVE AND POLICY
 Suitability................................................................
 Investment Strategy........................................................
THE DELAWARE DIFFERENCE
 Plans and Services.........................................................
CLASSES OF SHARES..........................................................
HOW TO BUY SHARES..........................................................
REDEMPTION AND EXCHANGE....................................................
DIVIDENDS AND DISTRIBUTIONS................................................
TAXES......................................................................
NET ASSET VALUE PER SHARE..................................................

MANAGEMENT OF THE FUND.....................................................

Synopsis

Investment Objective
     The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund seeks to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family.

     See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


Sales Charges
     Class B Shares and Class C Shares are available at net asset value, without a front-end sales charge.

     Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are assessed against such shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares.

     Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase and are subject to annual 12b-1 Plan expenses which are assessed against such shares for the life of the investment. See Classes of Shares, and Distribution (12b-1) and Service under Management of the Fund.


Purchase Amounts

     The minimum initial investment for each Class generally is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


Redemption and Exchange

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any additional charges for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. See Shares under Management of the Fund.

Summary of
Expenses

     A general comparison of the sales arrangements and other expenses applicable to Class B Shares and Class C
Shares follows:





Shareholder Transaction Expenses                                                             Class B Shares     Class C Shares
-----------------------------------------------------------------------------------------   ----------------   ---------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ...........        None               None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)         None               None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, whichever is lower). .....................................        4.00%(1)           1.00%(1)
Redemption Fees .........................................................................        None(2)            None(2)

(1) Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Deferred Sales Charge Alternative -- Class B Shares, Level Sales Charge Alternative -- Class C Shares and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares.
(2) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.




Annual Operating Expenses
(as a percentage of average daily net assets)             Class B Shares     Class C Shares
------------------------------------------------------   ----------------   ---------------
Management Fees ......................................     0.49%                0.49%
12b-1 Plan Expenses (including service fees) .........     1.00%(3)             1.00%(3)
Other Operating Expenses .............................     0.39%                0.39%
                                                          -------            -------
  Total Operating Expenses ...........................     1.88%                1.88%
                                                          =======            =======


(3) Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.

       Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     For expense information relating to Class A Shares and Consultant Class Shares, see the separate prospectuses relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Classes over various time periods assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) payment of a CDSC at the time of redemption, if applicable.






                                        Assuming Redemption                           Assuming No Redemption
                            1 Year     3 Years     5 Years     10 Years     1 Year     3 Years     5 Years     10 Years
                           --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class B Shares .........      $59        $89         $122        $201(1)        $19        $59         $102       $201(1)
Class C Shares .........      $29        $59         $102        $220           $19        $59         $102       $220

1 At the end of approximately eight years after purchase, Class B Shares will be automatically be converted into Consultant Class Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Consultant Class Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature. Also see Class A Shares and Consultant Class Shares under Classes of Shares. The conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly in owning shares of the Fund.

Financial
Highlights

The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.




                                                                   Class B Shares
                                             ----------------------------------------------------------
                                                                                              Period
                                                                                              5/2/94(1)
                                                      Year Ended                             through
                                                3/31/98        3/31/97        3/31/96        3/31/95
                                             -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period .         $   1.000      $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income .....................        0.038          0.035          0.039          0.028
                                               ---------      ---------      ---------      ---------
  Total From Investment
   Operations .............................        0.038          0.035          0.039          0.028
                                               ---------      ---------      ---------      ---------
Less Dividends and
 Distributions
Dividends From Net Investment
 Income ...................................       (0.038)        (0.035)        (0.039)        (0.028)
                                               ---------      ---------      ---------      ---------
  Total Dividends and
   Distributions ..........................       (0.038)        (0.035)        (0.039)        (0.028)
                                               ---------      ---------      ---------      ---------
Net Asset Value, End of Period ............    $   1.000      $   1.000      $   1.000      $   1.000
                                               =========      =========      =========      =========
-------------------
Total Return3 .............................         3.84  %        3.58  %        3.97  %        3.10  %
-------------------
Ratios and Supplemental
 Data
Net Assets, End of Period
 (000's omitted) ..........................    $   6,522      $  12,988      $   8,127      $   1,088
Ratio of Expenses to Average
 Net Assets ...............................         1.88  %        1.88  %        1.95  %        2.01  %
Ratio of Net Investment Income
 to Average Net Assets ....................         3.78  %        3.52  %        3.90  %        2.91  %

                                                           Class C Shares
                                             -------------------------------------------
                                                                               Period
                                                                             11/29/95(2)
                                                      Year Ended              through
                                                3/31/98        3/31/97        3/31/96
                                             -------------  -------------  -------------
Net Asset Value, Beginning of Period ......    $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income .....................        0.038          0.035          0.012
                                               ---------      ---------      ---------
  Total From Investment
   Operations .............................        0.038          0.035          0.012
                                               ---------      ---------      ---------
Less Dividends and
 Distributions
Dividends From Net Investment
 Income ...................................       (0.038)        (0.035)        (0.012)
                                               ---------      ---------      ---------
  Total Dividends and
   Distributions ..........................       (0.038)        (0.035)        (0.012)
                                               ---------      ---------      ---------
Net Asset Value, End of Period ............    $   1.000      $   1.000      $   1.000
                                               =========      =========      =========
-------------------
Total Return(3) ...........................         3.84  %        3.58  %        1.24  %
-------------------
Ratios and Supplemental
 Data
Net Assets, End of Period
 (000's omitted) ..........................    $   3,702      $   2,799      $     304
Ratio of Expenses to Average
 Net Assets ...............................         1.88  %        1.88  %        1.95  %
Ratio of Net Investment Income
 to Average Net Assets ....................         3.78  %        3.52  %        3.90  %

-----------
(1) Date of initial public offering; ratios and total return have been annualized.
(2) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(3) Does not include CDSC which varies from 1% to 4% depending upon the holding period for Class B Shares and 1% for Class C Shares. Total return reflects the expense limitations referenced under Summary of Expenses and Management of the Fund.

Investment Objective
and Policy

     As a money market fund, the Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $1.00 per share value. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.


SUITABILITY

     The Fund is suitable for investors who seek the current income available from money market investments, along with easy access to their money and stable principal value. Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of money market securities.

     Class B Shares and Class C Shares are offered for sale through brokers, financial institutions and other entities that have a Dealer Agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares and Class C Shares may be suitable for investors who desire the additional investment and administrative services offered by such brokers and other entities.

     Class B Shares are designed for purchase as part of an investment program in Class B Shares of the funds in the Delaware Investments family which offer that class of shares ("Class B Funds"), or as a temporary defensive option for holders of Class B Shares of other Class B Funds. Likewise, Class C Shares are designed for purchase as part of an investment program in Class C Shares of the funds in the Delaware Investments family which offer that class of shares ("Class C Funds"), or as a temporary defensive option for holders of Class C Shares of other Class C Funds. Unlike shares of most money market funds, Class B Shares and Class C Shares are subject to a CDSC, as well as relatively high Rule 12b-1 distribution and service fees. Because of the 12b-1 Plan fees and the CDSC to which Class B Shares and Class C Shares are subject, Class B Shares and Class C Shares should be purchased only by those having an interest in participating in such an investment program or those holding or intending to hold Class B Shares of other Class B Funds or Class C Shares of other Class C Funds, as applicable. See Additional Methods of Adding to Your Investment--Dividend Reinvestment Plan under How to Buy Shares, and Exchange Privilege under The Delaware Difference.

     An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY

     The Fund invests its assets in a diversified portfolio of money market instruments in order to achieve its objective. While there is no assurance that this investment objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.


Quality Restrictions

     The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations; if at the time of purchase, such security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. See Appendix A in Part B for descriptions of S&P, Moody's, Duff and Phelps, Inc. and Fitch IBCA, Inc. (formerly Fitch Investors Service, Inc.) ("Fitch") ratings.

Maturity Restrictions

     The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.
     The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the Fund's average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.


Borrowing
     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.


Repurchase Agreements

     The Fund may use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.


Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.
     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


Asset-Backed Securities
     The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

     The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or, in many cases, ever established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may have credit support supplied by a third party or derived from the structure of the transaction. The Fund will not pay any additional fees for third-party credit support, although such credit support may increase the price of a security. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.


Investments by Fund of Funds
     The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.

                                     * * *

     If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

The Delaware
Difference

PLANS AND SERVICES

     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in the Delaware Investments family.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
 800-523-1918
  Information on Existing Regular Investment
      Accounts and Retirement Plan Accounts; Wire
      Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges; Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
 800-362-FUND
     (800-362-3863)

Performance Information

     During business hours, you can call the Investor Information Center for current yield information. Yield is updated each weekday and is based on annualized yield over the past seven-day or longer period.

Shareholder Services

     During business hours, you can call Delaware Investments' Shareholder Service Center. The representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Investments family.


Delaphone Service

     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations

     You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a confirmation after each transaction. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.


Tax Information

     Each year, the Fund will mail to you information on the tax status of your dividends and distributions.


Dividend Payments

     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.
     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


Retirement Planning
     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call Delaware Investments at 1-800-523-1918 for more information.

MoneyLine(SM) Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account:

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.
     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Exchange Privilege

     The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other mutual funds available from the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


Wealth Builder Option
     You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.


Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

Classes of
Shares

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").
     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Consultant Class Shares. See Automatic Conversion of Class B Shares, below.
     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. Unlike Class B Shares, Class C Shares do not convert to another class.

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     In addition, prospective investors should consider the availability of Class A Shares and Consultant Class Shares. See Class A Shares and Consultant Class Shares, below.
     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class B and Class C Shares.

     Dividends, if any, paid on Class B Shares and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount. See Net Asset Value Per Share.

     The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.
     Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.
     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.
     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.
     Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if the shares are redeemed directly from the Fund.

     The following table sets forth the rates of the CDSC for Class B Shares of the Fund:



                               Contingent Deferred
                               Sales Charge (as a
                                  Percentage of
  Year After                      Dollar Amount
Purchase Made                  Subject to Charge)
---------------------------   --------------------
  0-2                                  4%
  3-4                                  3%
  5                                    2%
  6                                    1%
  7 and thereafter                     None


     During the seventh year after purchase and, thereafter, until converted automatically into Consultant Class Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of the average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that Consultant Class Shares into which Class B Shares will convert are subject to ongoing 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25%) of the average daily net assets of such shares.
     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.
     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange.
Class A Shares and Consultant Class Shares
     In addition to offering Class B Shares and Class C Shares, the Fund also offers Class A Shares and Consultant Class Shares, which are described in separate prospectuses. Class A Shares can be purchased directly from the Fund or its Distributor and have no front-end sales charge or CDSC and are not subject to 12b- 1 Plan distribution expenses. Consultant Class Shares are available for sale through brokers, financial institutions and other entities which have a Dealer Agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares have no front-end sales charge or CDSC; such class has a 12b-1 Plan whereby the Fund is permitted to pay the Distributor annual fees payable monthly up to a maximum of 0.30% of the average daily net assets of such shares in order to compensate the Distributor for providing distribution and related services and bearing certain distribution-related expenses. To obtain a prospectus which describes Class A Shares or Consultant Class Shares, contact the Distributor by writing to the address or calling the telephone number listed on the back cover of this Prospectus.

How to
Buy Shares

Purchase Amounts
     Generally, the minimum initial purchase is $1,000 for Class B Shares and Class C Shares. Subsequent purchases of shares of either Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.
     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.

Investing through Your Investment Dealer
     You can make a purchase of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail

1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center at 800-523-1918 to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to Delaware Cash Reserve B Class or Delaware Cash Reserve C Class, Delaware Investments, at P.O. Box 7577, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.
     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange

     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.
     Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

     Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:

1.  Automatic Investing Plan

     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.  Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.
                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.  MoneyLineSM On Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.

4.  Wealth Builder Option
     You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.  Dividend Reinvestment Plan
     You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge at the time of reinvestment or the imposition of a CDSC upon redemption. Or, you may invest your distributions in certain other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Such investments will not be subject to a front-end sales charge at the time of purchase or the imposition of a CDSC if those shares are later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.
     Distributions on Class B Shares may be invested only in Class B Shares of other Delaware Investments funds. Distributions on Class C Shares may be invested only in Class C Shares of other Delaware Investments funds. For more information about reinvestments, call the Shareholder Service Center.
     Distributions and/or dividends for participants in the following retirement plans are automatically reinvested into the same fund in the Delaware Investments family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
     The offering price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).
     Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.



The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain below the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

Redemption
and Exchange

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, equity funds, bond funds or other money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.
     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the net asset value is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.
     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.
     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares ("Original Shares") that exchange their shares for shares of other funds available from the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. With respect to Class B Shares, the automatic conversion schedule of Original Shares may be longer than that of New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.
     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.


Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.
     Payment is normally mailed the next business day after receipt of your redemption request.

Written Exchange
     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you.
     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.
     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price (net asset value) is determined, as noted above.


MoneyLineSM On Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.


Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Systematic Withdrawal Plans
1. Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge, below.
     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Waiver of Contingent Deferred Sales Charge
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plans due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"); and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and
Distributions

     The Fund's dividends are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

     Purchases of shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.
     The Fund declares a dividend to all shareholders of record at the time the offering price (net asset value) of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that: (i) the per share dividends and distributions from net investment income on Class B Shares and Class C Shares will be lower than the per share dividends from net investment income on Class A Shares and Consultant Class Shares as a result of the higher expenses under the 12b-1 Plan relating to each of the Class B Shares and Class C Shares; and
(ii) the per share dividends from net investment income on Class B Shares, Class C Shares and Consultant Class Shares will be lower than the per share dividends on Class A Shares as such class incurs no 12b-1 Plan expenses. See Distribution (12b-1) and Service under Management of the Fund.

     Short-term capital gains distributions, if any, may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.

     Both dividends and distributions, if any, will be automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLineSM Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.
     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.
     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains, if any, will be taxable to you as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

     Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on how long the Fund's securities were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.
     The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.
     Dividends or capital gains which are declared in October, November or December to shareholders of record on a specific date in one of those months but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year.

     The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund available from the Delaware Investments family. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale, although a capital loss might result from the imposition of the CDSC upon redemption.

     The automatic conversion of Class B Shares into Consultant Class Shares of the Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.
     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

     Each year, the Fund will mail to you information on the tax status of dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.
     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

Net Asset Value
Per Share

     The purchase price of Class B Shares and Class C Shares is equal to the net asset value ("NAV") per share that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.
     See Part B for additional information.

Management of
the Fund

Directors
     The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.


Investment Manager

     The Manager furnishes investment management services to the Fund. The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $27,148,680,000) and investment company (approximately $17,698,080,000) accounts.
     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

     The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the Fund's Investment Management Agreement, the Manager is paid an annual fee equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management Agreement. For the fiscal year ended March 31, 1998, investment management fees paid by the Fund were 0.49% of average daily net assets. The directors annually review fees paid to the Manager.


Portfolio Trading Practices
     Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.
     Banks, brokers or dealers are selected by the Manager to execute the Fund's portfolio transactions.

     The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of the funds in the Delaware Investments family in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Fund may publish the "yield" and "effective yield" for Class B Shares and Class C Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Class B Shares and Class C Shares refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Class B Shares or Class C Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.
     The Fund may also publish aggregate and average annual total return information concerning Class B Shares and Class C Shares which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the reinvestment of all distributions at net asset value and the deduction of any applicable CDSC at the end of the relevant period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. In this case, such total return would be more favorable than total return information which includes deductions of any applicable CDSC. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund under a Distribution Agreement with the Fund dated April 3, 1995, as amended on November 29, 1995.
     The Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from assets of the respective Classes a monthly fee for its services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Class B Shares or Class C Shares and increase sales of such shares. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Fund.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
    The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits which may not be increased without shareholder approval.

      The Fund has also adopted a plan under Rule 12b-1 for Consultant Class Shares. The aggregate fees paid by the Fund from the Consultant Class Shares' assets to the Distributor and others under such plan may not exceed 0.30% of such Class' average daily net assets in any year. Consultant Class Shares will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. The Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets.
     While payments pursuant to the Plans may not exceed (i) 1% annually with respect to Class B Shares and Class C Shares, and (ii) 0.30% annually with respect to Consultant Class Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Fund's unaffiliated directors, who may reduce the fee or terminate the Plans at any time.
     The Plans do not apply to Class A Shares. Such shares are not included in calculating the expenses under the Plans, and the Plans are not used to assist in the distribution and marketing of Class A Shares.
     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                     * * *


     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.


Expenses
     The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets of each Class for the fiscal year ended March 31, 1998 was 1.88% and each reflects the impact of its 12b-1 Plan.


Shares
     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. Commonly known as a mutual fund, the Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

     All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to Class B Shares and Class C Shares, the Fund also offers Class A Shares and Consultant Class Shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of shares of the Fund, except that Class A Shares are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class B Shares, Class C Shares and Consultant Class Shares. Similarly, as a general matter, shareholders of Class B Shares, Class C Shares and Consultant Class Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

     Cash Reserve B Class is known as Delaware Cash Reserve B Class. Cash Reserve C Class is known as Delaware Cash Reserve C Class. Cash Reserve A Class is known as Delaware Cash Reserve A Class. From May 1992 to May 1994, Delaware Cash Reserve A Class was known as Delaware Cash Reserve class, and prior to May 1992, was known as the original class. Cash Reserve Consultant Class is known as Delaware Cash Reserve Consultant Class. From November 1992 to May 1994, Delaware Cash Reserve Consultant Class was known as Delaware Cash Reserve Consultant class, which from May 1992 to November 1992, was known as Delaware Cash Reserve (Institutional) class, and which, prior to May 1992, was known as the consultant class.

         Delaware Investments includes funds
  with a wide range of investment objectives.
  Stock funds, income funds, national and
  state specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call
  Delaware Investments at 800-523-1918.


  Investment Manager
  Delaware Management Company
  One Commerce Square
  Philadelphia, PA 19103


  National Distributor
  Delaware Distributors, L.P.
  1818 Market Street
  Philadelphia, PA 19103


  Shareholder Servicing,
  Dividend Disbursing,
  Accounting Services
  and Transfer Agent
  Delaware Service Company, Inc.
  1818 Market Street
  Philadelphia, PA 19103


  Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  One Commerce Square
  Philadelphia, PA 19103


  Independent Auditors
  Ernst & Young LLP
  Two Commerce Square
  Philadelphia, PA 19103


  Custodian
  Bankers Trust Company
  One Bankers Trust Plaza
  New York, NY 10006











[GRAPHIC OMITTED]



[GRAPHIC OMITTED]
   Printed in the U.S.A. on recycled paper.
   P-055[--] PP5/98
  www.delawarefunds.com
s

Delaware Cash Reserve
Consultant Class
May 29, 1998


1818 Market Street, Philadelphia, PA 19103

For Prospectus and Performance:
Nationwide 800-523-1918

Information on Existing Accounts:
(SHAREHOLDERS ONLY)
Nationwide 800-523-1918

Dealer Services:
(BROKER/DEALERS ONLY)
Nationwide 800-362-7500

Representatives of Financial Institutions:
Nationwide 800-659-2265


     This Prospectus describes shares of Delaware Cash Reserve Consultant Class ("Consultant Class Shares") of Delaware Group Cash Reserve, Inc. (the "Fund"), a professionally-managed mutual fund. The Fund's objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund is a money market fund. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.

     Consultant Class Shares have no front-end or contingent deferred sales charges but are subject to annual 12b-1 Plan distribution expenses. Consultant Class Shares are available for sale through broker/dealers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. See Buying Shares. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The shares of the Fund are neither insured nor guaranteed by the U.S. government.

     This Prospectus relates only to Consultant Class Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated May 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.
     The Fund also offers Delaware Cash Reserve A Class ("Class A Shares"), Delaware Cash Reserve B Class ("Class B Shares") and Delaware Cash Reserve C Class ("Class C Shares"). Shares of those classes may be subject to sales charges and other expenses which may affect their performance. A prospectus for Class A Shares and a prospectus for Class B Shares and Class C Shares can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

Table of
Contents


COVER PAGE..................................................................
SYNOPSIS....................................................................
SUMMARY OF EXPENSES.........................................................
FINANCIAL HIGHLIGHTS........................................................
INVESTMENT OBJECTIVE AND POLICY
 Suitability................................................................
 Investment Strategy........................................................
THE DELAWARE DIFFERENCE
 Plans and Services.........................................................
BUYING SHARES..............................................................
REDEMPTION AND EXCHANGE....................................................
DIVIDENDS AND DISTRIBUTIONS................................................
TAXES......................................................................
NET ASSET VALUE PER SHARE..................................................

MANAGEMENT OF THE FUND.....................................................

Synopsis

Investment Objective
     The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments. For further details, see Investment Objective and Policy.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family.

     See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
     Consultant Class Shares offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are subject to distribution fees under a Rule 12b-1 distribution plan. See Buying Shares, and Distribution (12b-1) and Service under Management of the Fund.


Minimum Investment
     The minimum initial investment for Consultant Class Shares generally is $1,000. Subsequent investments generally must be at least $100. The minimum purchase amounts for retirement plans may vary. See Buying Shares.


Redemption and Exchange
     Consultant Class Shares may be redeemed or exchanged at the net asset value next calculated after receipt of the redemption or exchange request. See Redemption and Exchange.


Open-End Investment Company
     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. See Shares under Management of the Fund.

Summary of
Expenses


              Shareholder Transaction Expenses                                       Annual Operating Expenses
                                                                          (as a percentage of average daily net assets)
-------------------------------------------------------------------       ---------------------------------------------
Maximum Sales Charge Imposed on Purchases                                 Management Fees ....................   0.49%
  (as a percentage of offering price) ..................... None          12b-1 Fees .........................   0.25%
Maximum Sales Charge Imposed on Reinvested                                Other Operating Expenses ...........   0.39%
  Dividends (as a percentage of offering price) ........... None                                                 ----
Redemption Fees ............................................None(1)         Total Operating Expenses .........   1.13%
Exchange Fees ............................................. None(2)                                              ====

(1) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.
(2) Exchanges are subject to the requirements of Consultant Class Shares and a front-end sales charge may apply.
     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     For expense information about Class A Shares, Class B Shares and Class C Shares, see the separate prospectuses relating to those Classes.
     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


                   1 year     3 years     5 years     10 years
                  --------   ---------   ---------   ---------
                   $  12        $36         $62         $137

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


     The purpose of the above tables is to assist investors in understanding the various costs and expenses they will bear directly or indirectly in owning shares of the Fund.

Financial
Highlights


The following financial highlights are derived from the financial statements of Delaware Group Cash Reserve, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.


                                                  3/31/98        3/31/97        3/31/96        3/31/95
                                               -------------  -------------  -------------  -------------

Net Asset Value, Beginning of Period(1) .......  $   1.000      $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income .......................        0.045          0.043          0.047          0.037
                                                 ---------      ---------      ---------      ---------
  Total From Investment Operations ..........        0.045          0.043          0.047          0.037
                                                 ---------      ---------      ---------      ---------
Less Dividends and Distributions
Dividends From Net Investment Income ........       (0.045)        (0.043)        (0.047)        (0.037)
                                                 ---------      ---------      ---------      ---------
  Total Dividends and Distributions .........       (0.045)        (0.043)        (0.047)        (0.037)
                                                 ---------      ---------      ---------      ---------
Net Asset Value, End of Period ..............    $   1.000      $   1.000      $   1.000      $   1.000
                                                 =========      =========      =========      =========
-------------------
Total Return ................................         4.62%          4.36%          4.75%          3.75%
-------------------
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)....    $  40,037      $  23,468      $  20,344      $  18,386
Ratio of Expenses to Average Net Assets .....         1.13%          1.13%          1.20%          1.26%
Ratio of Net Investment Income to Average
 Net Assets .................................         4.53%          4.27%          4.65%          3.66%




                                                               Year Ended
                                                  3/31/94        3/31/93       3/31/92        3/31/91        3/29/90       3/30/89
                                               -------------  ------------  -------------  -------------  ------------  ------------

Net Asset Value, Beginning of Period(2) .....    $   1.000     $   1.000      $   1.000      $   1.000      $   1.000     $   1.000
Income From Investment
 Operations
Net Investment Income .......................        0.020         0.026          0.048          0.070          0.080         0.071
                                                 ---------     ---------      ---------      ---------      ---------     ---------
  Total From Investment Operations ..........        0.020         0.026          0.048          0.070          0.080         0.071
                                                 ---------     ---------      ---------      ---------      ---------     ---------
Less Dividends and Distributions
Dividends From Net Investment Income ........       (0.020)       (0.026)        (0.048)        (0.070)        (0.080)       (0.071)
                                                 ---------     ---------      ---------      ---------      ---------     ---------
  Total Dividends and Distributions .........       (0.020)       (0.026)        (0.048)        (0.070)        (0.080)       (0.071)
                                                 ---------     ---------      ---------      ---------      ---------     ---------
Net Asset Value, End of Period ..............    $   1.000     $   1.000      $   1.000      $   1.000      $   1.000     $   1.000
                                                 =========     =========      =========      =========      =========     =========
-------------------
Total Return ................................         2.04%         2.62%          4.87%          7.25%          8.24%         7.28%
-------------------
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)....    $  22,561     $  13,191      $  26,183      $  27,581      $  26,350     $  13,841
Ratio of Expenses to Average Net Assets .....         1.25%         1.15%          1.06%          1.03%          1.07%         1.15%
Ratio of Net Investment Income to Average
 Net Assets .................................         2.02%         2.63%          4.79%          6.99%          7.95%         7.07%


-----------

(1) All figures prior to January 1, 1991 have been restated to reflect a stock recapitalization.

Investment Objective
and Policy


     As a money market fund, the Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1.00 per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.


SUITABILITY
     The Fund is suited for investors who seek the current income available from money market investments along with easy access to their money and stable principal value. Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of money market securities.

     Consultant Class Shares of the Fund are available through brokers, financial planners, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Consultant Class Shares may be suitable for investors who desire the additional investment and administrative services provided by such financial professionals.

     An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
     The Fund invests its assets in a diversified portfolio of money market instruments in order to achieve its investment objective. While there is no assurance that this objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.


Quality Restrictions
     The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     The Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). The Fund may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund may also purchase commercial paper and other corporate obligations; if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by Standard and Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's"); and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. See Appendix A in Part B for descriptions of S&P, Moody's, Duff and Phelps, Inc. and Fitch IBCA, Inc. (formerly Fitch Investors Service, Inc.) ("Fitch") ratings.


Maturity Restrictions
     The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

    The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

Borrowing
     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.


Repurchase Agreements
     The Fund may use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.


Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.
     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


Asset-Backed Securities
     The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.
     The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities involve other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risks of investing in such asset-backed securities, see Part B.

Investments by Fund of Funds
     The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds (the "Foundation Funds"). From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains and could also increase transactions costs or portfolio turnover. The Manager will monitor such transactions and will attempt to minimize any adverse effects on both the Fund and the Foundation Funds resulting from such transactions.


                                     * * *


     If there were a national credit crisis, an issuer became insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

The Delaware
Difference


PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in the Delaware Investments family.



SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
  800-523-1918
  Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges; Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
 800-362-FUND
 (800-362-3863)


Performance Information
     During business hours, you can call the Investor Information Center for current yield information. Yield information is updated each weekday and is based on the annualized yield over the past seven-day or longer period.


Shareholder Services
     During business hours, you can call the Delaware Investments' Shareholder Service Center. The representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Investments family.


Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming each transaction. You should examine statements immediately and promptly report any discrepancy by calling the Shareholder Service Center.



Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, the Fund will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.



Tax Information
     Each year, the Fund will mail to you information on the tax status of your dividends and distributions.


Dividend Payments
     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.
     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under Buying Shares or call the Shareholder Service Center.


Retirement Planning
     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) Deferred Compensation Plan, IRA, and the new Roth IRA. Please call Delaware Investments at 1-800-523-1918 for more information.

MoneyLine(SM) Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account:

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.
     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Exchange Privilege
     The Exchange Privilege permits shareholders to exchange all or part of their Consultant Class Shares into shares of the other mutual funds available from the Delaware Investments family, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charges. For additional information on exchanges, see Investing by Exchange under Buying Shares, and Redemption and Exchange.


Wealth Builder Option
     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under Buying Shares, and Redemption and Exchange.



Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on March 31.

Buying Shares


     Consultant Class Shares may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund.



Purchase Amounts
     The minimum initial investment for Consultant Class Shares generally is $1,000. Subsequent purchases generally must be at least $100. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. All purchases are at net asset value. There is no front-end or contingent deferred sales charge.
     Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected.
     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.


Investing through Your Investment Dealer
     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delaware Cash Reserve Consultant Class, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Cash Reserve Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and account number for the Class).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, to Delaware Cash Reserve Consultant Class, New Accounts, at P.O. Box 7577, Philadelphia, PA 19101.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.
     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.



Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of the other funds in the Delaware Investments family which offer such classes of shares may not be exchanged into Consultant Class Shares. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:


1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
     You may wish to have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option
     You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you specify. If in connection with the election of Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.


     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


5. Dividend Reinvestment Plan
     You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Investments family without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Dividends from Consultant Class Shares may not be invested in Class B Shares or Class C Shares of the Fund or Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. For more information about reinvestments in shares of other funds in the Delaware Investments family, call the Shareholder Service Center.
     Distributions and/or dividends for participants in the following retirement plans are automatically reinvested in the same fund in the Delaware Investments family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
     The offering price (net asset value) of Consultant Class Shares is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).
     Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.




The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investment family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low balance accounts. No fees will be charged without proper notice and no contingent deferred sales charge will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $1,000 as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.



Class A Shares, Class B Shares and Class C Shares
     In addition to offering Consultant Class Shares, the Fund also offers Class A Shares, Class B Shares and Class C Shares, which are described in separate prospectuses. Class A Shares can be purchased directly from the Fund or its Distributor, and have no front-end or contingent deferred sales charge or annual 12b-1 Plan expenses. Class B Shares and Class C Shares are available for sale through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Class B Shares and Class C Shares have no front-end sales charge, are subject to annual 12b-1 expenses equal to a maximum of 1% (0.25% of which are service fees paid to the Distributor, dealers and others) and are also subject to a contingent deferred sales charge upon redemption. To obtain a prospectus which describes Class A Shares, Class B Shares or Class C Shares, contact the Distributor by calling the phone number listed on the back cover of this Prospectus.

Redemption
and Exchange


     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, equity funds, bond funds or other money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund, and any other money market fund, to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Consultant Class Shares may not be exchanged for Class B Shares or Class C Shares. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.
     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after a receipt of a redemption request.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.
     Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.
     All authorizations given by shareholders including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

     Class A Shares of funds available from the Delaware Investments family that carry a front-end sales charge will be subject to a limited contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without the payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for shares of Consultant Class Shares of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from Consultant Class Shares of the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into Consultant Class Shares of the Fund. Shareholders will be given credit for the period during which Consultant Class Shares of the Fund were held.


Checkwriting Feature
     Checkwriting is a convenient access feature that allows you to earn dividends until your check is presented to the Fund.
     You can request special checks by marking the box on the Investment Application.
     Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or checkwriting authorization form, must be signed by all owners of the account.
     You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.
     You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with written authorization). Such requests will remain in effect for six months unless renewed or canceled.
     Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing you may call the Shareholder Service Center.

     Since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See below and Part B for additional information.)


Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your Consultant Class Shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued only if a shareholder submits a specific request.


Written Exchange
     You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Consultant Class Shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Consultant Class Shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.



MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange shares into other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


Systematic Withdrawal Plan
1.  Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(SM) Direct Deposit Services under The Delaware Difference for more information about this service.


2.  Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *


     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Dividends and
Distributions


     The Fund's dividends are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.
     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and become available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.

     Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that: (i) the per share dividends and distributions on Class B Shares and Class C Shares will be lower than the per share dividends and distributions on Class A Shares and Consultant Class Shares as a result of the higher expenses under the 12b-1 Plan relating to Class B Shares and Class C Shares; and (ii) the per share dividends and distributions on Class B Shares, Class C Shares and Consultant Class Shares will be lower than the per share dividends and distributions on Class A Shares as such Class will not incur any expenses under the 12b-1 Plans. See Class A Shares, Class B Shares and Class C Shares under Buying Shares, and Distribution (12b-1) and Service under Management of the Fund.

     Short-term capital gains distributions may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.

     Both dividends and distributions, if any, will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLineSM Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets.
     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.
     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains, if any, will be taxable to you as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

     Although the Fund does not expect to distribute any long-term capital gains, any capital gains distributions paid by the Fund, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor owns shares in the Fund.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on how long the Fund's securities were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.
     Dividends or capital gains which are declared in October, November or December to shareholders of record on a specified date in one of those months but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of Fund shares is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Investments family. However, since the Fund seeks to maintain a constant $1.00 share price for both purchases and redemptions, shareholders are not expected to realize a capital gain or loss upon sale.
     In addition to federal taxes, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

     Each year, the Fund will mail to you information on the tax status of the dividends and distributions. Shareholders will also receive each year information as to the portion of distributions that came from U.S. government securities. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

Net Asset Value
Per Share

     The purchase and redemption price of the Fund's shares is equal to the net asset value ("NAV") per share of Consultant Class Shares that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.
     The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a constant $10.00 per share value. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.
     See Part B for additional information.

Management of
the Fund

Directors
     The business and affairs of the Fund are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.


Investment Manager
     The Manager furnishes investment management services to the Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $27,148,680,000) and investment company (approximately $17,698,080,000) accounts.
     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Fund and the Manager was executed following shareholder approval.

     The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers the Fund's affairs and pays the Fund's rent and the salaries of all the directors, officers and employees of the Fund who are affiliated with the Manager. For these services, under the Investment Management Agreement, the Manager is paid an annual fee equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a review of the Investment Management Agreement. For the fiscal year ended March 31, 1998, investment management fees paid by the Fund were 0.49% of average daily net assets. The directors annually review fees paid to the Manager.



Portfolio Trading Practices
     Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.
     Banks, brokers or dealers are selected to execute the Fund's portfolio transactions.


     The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
     From time to time, the Fund may publish the "yield" and "effective yield" for Consultant Class Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Consultant Class Shares refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in Consultant Class Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.
     The Fund may also publish aggregate and average annual total return information concerning the Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value. Past performance is not a guarantee of future results.



Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P. serves as the national distributor for the Fund under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995.

     The Fund has adopted a distribution plan under Rule 12b-1 (the "Plan") for Consultant Class Shares which permits the Fund to pay the Distributor from the assets of this Class a monthly fee for its services and expenses in distributing and promoting sales of Consultant Class Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and other entities which sell Consultant Class Shares. In connection with the promotion of Consultant Class Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Consultant Class Shares and increase sales of the Class. In addition, the Fund may make payments from Consultant Class Shares assets directly to others, such as banks, who aid in the distribution of Class shares or provide services to the Class, pursuant to service agreements with the Fund. Registered representatives of brokers, dealers or other entities who have sold a specified level of funds in the Delaware Investment family having a 12b-1 Plan are paid a 0.25% continuing trail fee by the Distributor from 12b-1 Plan payments of Consultant Class Shares for assets maintained in the Class.

     The aggregate fees paid by the Fund from Consultant Class Shares assets to the Distributor and others under the Plan may not exceed 0.30% of the Class' average daily net assets in any year. The Class will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. The Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. While Plan payments may not exceed 0.30% annually, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of Consultant Class Shares. The monthly fee paid to the Distributor is subject to the review and approval of the Fund's unaffiliated directors who may reduce the fee or terminate the Plan at any time.

     The Plan does not apply to Class A Shares, Class B Shares or Class C Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares, Class B Shares or Class C Shares.

     The National Association of Securities Dealers, Inc. (the "NASD") has adopted Conduct Rules, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.
                                     * * *
     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses
     The Fund is responsible for all of its own expenses other than those expenses borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for Consultant Class Shares for the fiscal year ended March 31, 1998, was 1.13%. The expense ratio of the Consultant Class Shares reflects the impact of the 12b-1 Plan.

Shares
     The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. Commonly known as a mutual fund, the Fund was originally created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. Fund shares have a par value of $.001, equal voting rights, except as noted below, and are equal in all other respects.

     All Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Fund's outstanding shares may request that a special meeting be called to consider the removal of a director.
     In addition to Consultant Class Shares, the Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of Shares of the Fund, except that Class A Shares, Class B Shares and Class C Shares are not subject to, and may not vote on matters affecting, the Plan under Rule 12b-1 relating to Consultant Class Shares. Similarly, Consultant Class Shares are not subject to, and may not vote on matters affecting, the Fund's Plan under Rule 12b-1 relating to Class B Shares and Class C Shares. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Consultant Class Shares.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.


Investment Manager
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103



National Distributor
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


Shareholder Servicing,
Dividend Disbursing,
Accounting Services
and Transfer Agent
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103


Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103


Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


Custodian
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006












[GRAPHIC OMITTED]




[GRAPHIC OMITTED]
Printed in the U.S.A. on recycled paper.
P-028[--] PP5/98
www.delawarefunds.com

(DCR-SAI/PART B)


--------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                                    MAY 29, 1998

--------------------------------------------------------------------------------

DELAWARE GROUP CASH RESERVE, INC.
--------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------

For Prospectus and Performance:  Nationwide 800-523-1918


Information on Existing Accounts:  (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objective and Policy
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------
Redemption
--------------------------------------------------------------------------------
Dividends and Realized Securities Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--Description of Ratings
--------------------------------------------------------------------------------


Financial Statements
--------------------------------------------------------------------------------

(DCR-SAI/PART B)

         Delaware Group Cash Reserve, Inc. (the "Fund") is a professionally-managed mutual fund. This Statement of Additional Information ("Part B" of the Fund's registration statement) describes Delaware Cash Reserve A Class (the "Class A Shares"), Delaware Cash Reserve Consultant Class (the "Consultant Class Shares"), Delaware Cash Reserve B Class (the "Class B Shares") and Delaware Cash Reserve C Class (the "Class C Shares") (individually, a "Class" and collectively, the "Classes").

         Shares of each Class are purchased at net asset value, without a front-end sales charge. Class A Shares are not subject to annual 12b-1 Plan expenses; Consultant Class Shares are subject to annual 12b-1 Plan expenses of up to 0.30% (currently, no more than 0.25% of average daily net assets as set by the Fund's Board of Directors) which are assessed against Consultant Class Shares for the life of the investment; Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% for approximately eight years after purchase; and Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Consultant Class Shares. See Automatic Conversion of Class B Shares in the Prospectus for that Class. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for Class B Shares.


         This Part B supplements the information contained in the current Prospectus for Class B Shares and Class C Shares dated May 29, 1998, and the current Prospectus for each of the Class A Shares and Consultant Class Shares dated May 29, 1998, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to Class B Shares and Class C Shares, a prospectus relating to Class A Shares and a prospectus relating to Consultant Class Shares may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to each Class of shares of the Fund, except where noted.

(DCR-SAI/PART B)

INVESTMENT OBJECTIVE AND POLICY


         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, which is a vote by the holders of the lesser of (i) more than 50% of the outstanding voting securities; or (ii) 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. See General Information.

         The Fund intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments, below, and Appendix A - Description of Ratings.


         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Money Market Instruments
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

(DCR-SAI/PART B)


         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.


         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, at the time of purchase, a bank obligation or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g. A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations, if, at the time of purchase, such security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g., A-2 or better by S&P and P-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures, if, at the time of purchase, such security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.


         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller

(DCR-SAI/PART B)

secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.


         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A - Description of Ratings.

         Asset-Backed Securities

         The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, and automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card loans, wholesale dealer floor plans, home equity loans and automobile loans.


         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such

(DCR-SAI/PART B)

securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Investment Restrictions
         The Fund has adopted the following restrictions and fundamental policies which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as described above. The Fund may not under any circumstances:


         1. Invest more than 20% of its assets in securities other than money market instruments as defined above.


         2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put or call options.

(DCR-SAI/PART B)

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933 (the "1933 Act"). Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or federal agencies) or acquire more than 10% of the voting securities of such an issuer. Where securities are issued by one entity but are guaranteed by another, "issuer" shall not be deemed to include the guarantor so long as the value of all securities owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

         10. Purchase more than 10% of the outstanding securities of any issuer or invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry, except that the Fund may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         In addition, the following investment restrictions may be changed by the Board of Directors without approval by the holders of a majority of the outstanding voting securities of the Fund. The Fund may not:

         (a) Retain in its portfolio securities issued by an issuer any of whose officers, directors or security holders is an officer or director of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or directors owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and directors owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         (b) Invest funds of the Fund in the securities of companies which have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies. Such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Fund has come into existence as the result of a

(DCR-SAI/PART B)

merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnerships or individual enterprises.

         (c) Invest in direct interests in oil, gas or other mineral exploration or development programs.

         (d) Invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

(DCR-SAI/PART B)

PERFORMANCE INFORMATION


         For the seven-day period ended March 31, 1998, the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 4.67%, 3.67%, 3.67% and 4.42%, respectively, and the compounded effective yield was 4.78%, 3.73%, 3.73% and 4.51%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 47 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows.


         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown below.

(DCR-SAI/PART B)

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 1998:

                                                                                                            Consultant Class
                                                   Class A Shares     Class B Shares     Class C Shares           Shares
Value of a hypothetical account with one
         share at the beginning of the period.....   $1.00000000        $1.00000000        $1.00000000        $1.00000000

Value of the same account at the
         end of the period........................   $1.00089514        $1.00070332        $1.00070332        $1.00084723
                                                     -----------        -----------        -----------        ----------

Net change in account value.......................    0.00089514(1)      0.00070332(1)      0.00070332(1)      0.00084723(1)
                                                     -----------        -----------         ----------        -----------
Base period return = net change in account
          value/beginning account value...........    0.00089514         0.00070332         0.00070332         0.00084723
                                                     -----------         ----------         ----------         ----------

Current yield [base period return x (365/7)].....           4.67%(2)           3.67%(2)           3.67%(2)           4.42%(2)
                                                     -----------         ----------         ----------         ----------

Effective yield (1 + base period) 365/7 - 1.......          4.78%(3)           3.73%(3)           3.73%(3)           4.51%(3)
                                                     -----------         ----------         ----------         ----------

Weighted average life to maturity of the portfolio on March 31, 1998 was 47 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 1998.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 1998.
(3) This represents the current yield for the seven calendar days ended March 31, 1998 compounded daily.


         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                                      n
                                                P(1+T)  = ERV

       Where:         P    =   a hypothetical initial purchase order of $1,000;

                      T    =   average annual total return;

                      n    =   number of years;

                    ERV    =   redeemable value of the hypothetical
                               $1,000 purchase at the end of the period after the deduction of the applicable
                               CDSC, if any, with respect to Class B
                               Shares and Class C Shares.

(DCR-SAI/PART B)


         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The performance, as shown below, is the average annual total return quotations for Class A Shares and Consultant Class Shares through March 31, 1998, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.

                           Average Annual Total Return

                                                        Consultant Class
                                 Class A Shares             Shares(1)
       1 year ended
        3/31/98                     4.88%                    4.62%

       3 years ended
        3/31/98                     4.84%                    4.58%

       5 years ended
        3/31/98                     4.16%                    3.90%

       10 years ended
        3/31/98                     5.22%                    4.96%

       15 years ended
        3/31/98                     6.08%                    5.89%

       Period 6/30/78(2)
       through  3/31/98             7.66%                    7.51%


(1) Date of initial public offering of Consultant Class Shares was March 10,
1988.

(2) Date of initial public offering of Class A Shares.

(DCR-SAI/PART B)


         The performance of Class B Shares, as shown below, is the average annual total return quotation through March 31, 1998. The average annual total return for Class B Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 1998. The average annual total return for Class B Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 1998 and, therefore, does not reflect the deduction of a CDSC.

                           Average Annual Total Return

                                    Class B Shares            Class B Shares
                                  (Including Deferred       (Excluding Deferred
                                     Sales Charge)             Sales Charge)
           1 year ended
           3/31/98                    (0.16%)                    3.84%

           3 years ended
           3/31/98                      2.86%                    3.80%

           Period 5/2/94(1)
           through  3/31/98             2.93%                    3.63%

(1)      Date of initial public offering of Class B Shares.


         The performance of Class C Shares, as shown below, is the average total return quotation through March 31, 1998. The average total return quotation for Class C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 1998. The average total return for Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 1998 and, therefore, does not reflect the deduction of a CDSC.

                           Average Annual Total Return

                                   Class C Shares            Class C Shares
                                (Including Deferred        (Excluding Deferred
                                    Sales Charge)             Sales Charge)
         1 year ended
          3/31/98                     2.84%                    3.84%

         Period 11/29/95(1)
         through  3/31/98             3.71%                    3.71%


(1)      Date of initial public offering of Class C Shares.

(DCR-SAI/PART B)


         From time to time, the Fund may quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

        From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

(DCR-SAI/PART B)


         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for the shares of each Class of the Fund through March 31, 1998. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.

(DCR-SAI/PART B)


                             Cumulative Total Return

                                                            Consultant Class
                                    Class A Shares             Shares (1)
           3 months
           ended  3/31/98              1.17%                   1.11%

           6 months
           ended  3/31/98              2.39%                   2.26%

           9 months
           ended  3/31/98              3.64%                   3.45%

           1 year ended
            3/31/98                    4.88%                   4.62%

           3 years ended
            3/31/98                   15.22%                  14.36%

           5 years ended
            3/31/98                   22.59%                  21.07%

           10 years ended
            3/31/98                   66.35%                  62.26%

           15 years ended
            3/31/98                  142.41%                 135.89%

           Period 6/30/78(2)
           through  3/31/98          329.64%                 318.09%

(1)  Date of initial public offering of Consultant Class Shares was March 10,
     1988.
(2)  Date of initial public offering of Class A Shares.



                                     Class B Shares           Class B Shares
                                   (Including Deferred     (Excluding Deferred
                                      Sales Charge)           Sales Charge)
             3 months ended
              3/31/98                   (3.08%)                   0.92%

             6 months ended
              3/31/98                   (2.12%)                   1.88%

             9 months ended
              3/31/98                   (1.13%)                   2.87%

             1 year ended
             3/31/98                    (0.16%)                   3.84%

             3 years ended
             3/31/98                     2.86%                    3.80%

             Period 5/2/94(1)
             through  3/31/98            2.93%                    3.63%


(1) Date of initial public offering of Class B Shares.


                                    Class C Shares            Class C Shares
                                  (Including Deferred       (Excluding Deferred
                                     Sales Charge)             Sales Charge)
             3 months ended
              3/31/98                    (0.08%)                   0.92%

             6 months ended
              3/31/98                     0.88%                    1.88%

             9 months ended
              3/31/98                     1.87%                    2.87%

             1 year ended
              3/31/98                     2.84%                    3.84%

             Period 11/29/95(1)
             through  3/31/98             3.71%                    3.71%

(1)      Date of initial public offering of Class C Shares.

(DCR-SAI/PART B)


         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industryaccepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of Delaware Management Company (the "Manager") and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

(DCR-SAI/PART B)

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.


                                            Price         Number of
                         Investment          Per           Shares
                           Amount           Share         Purchased

             Month 1        $100           $10.00            10
             Month 2        $100           $12.50             8
             Month 3        $100            $5.00            20
             Month 4        $100           $10.00            10
             ------------------------------------------------------
                            $400           $37.50            48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING

       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.


TRADING PRACTICES

       Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

       Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's shares
- Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares and has agreed to use its best efforts to sell shares of the Fund.


       Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

       The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.

         Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest. See Suitability in the Prospectuses .


       Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC; such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.


         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. For both Class B Shares and Class C Shares, the charge will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares in the Prospectus for Class B Shares. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for Class B Shares. Class C Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for the life of the investment.

         With respect to Class A Shares and Consultant Class Shares, certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. With respect to Class A Shares and Consultant Class Shares, an investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Investing by Mail
       Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.


       Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of dividend statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

       Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
       Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to

CoreStates Bank, N.A., ABA #031000011, account number 1412893401, (include the shareholder's name and Class account number in the wire).

       Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800- 523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.


       Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800-523-1918 of each transmission of funds by wire.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                   *   *   *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.


When Orders are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.


       If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

       Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and
 Class C Shares
       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

       The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

       In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.

       The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Directors may reduce these amounts at any time. The Fund's Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.

       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by (DCR-SAI/PART
B) such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The NASD has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

       Each year, the directors must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class.

The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those directors who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of the Fund must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

       For the fiscal year ended March 31, 1998, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $78,407, $28,007 and $72,393, respectively. Such amounts were used for the following purposes:


                                     Class B       Class C     Consultant Class

Advertising                             $132            --            $175
Annual/Semi-Annual Reports               $24            --            $273
Broker Trails                        $20,792        $6,030         $70,430
Broker Sales Charges                 $32,162       $15,482              --
Dealer Service Expenses                   --            --              --
Interest on Broker Sales Charges     $22,723          $902              --
Commissions to Wholesalers            $2,069        $3,991            $252
Promotional-Broker Meetings               --           $60              --
Promotional-Other                         --            --          $1,068
Prospectus Printing                     $377            --            $125
Telephone                                 --           $32             $70
Wholesaler Expenses                     $128        $1,510              --
Other                                     --            --              --

Reinvestment of Dividends in Other Delaware  Investments Funds
       Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan in the Prospectuses.

         Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of the funds in the Delaware Investments family that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Investments family that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Investments family that offers such a class of shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Account Statements
         You will receive quarterly statements of your account summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

(DCR-SAI/PART B)

RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Class A Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits. Investments in each of the Classes are permissible.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have four types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employee sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI before IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, an individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant. The maximum deductible IRA contribution for an individual who is not a participant, but whose spouse is, is phased out for taxpayers with AGI between $150,000 and $160,000.

Roth IRA
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes provided certain qualifications are met. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Early withdrawals from the Roth IRA (before age 59 1/2) are permitted tax-free provided the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four year period beginning with the year of distribution.

Educational IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax because the distribution was not for educational purposes. The bill allows tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary), provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, the new laws allows for premature distribution without a 10% penalty if the amounts are (i) used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000. The new provisions are effective for distributions made after December 31, 1997.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Investments family.


Deferred Compensation Plan for Public Schools and Non-Profit Organizations
 ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required.

(DCR-SAI/PART B)

OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Directors has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

(DCR-SAI/PART B)

REDEMPTION


         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Fund's Prospectus for Class B Shares and Class C Shares. Except for such CDSC and with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund, or certain other authorized persons (see Distribution and Service under Investment Management Agreement), provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.


         The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for a reason other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

Small Accounts
         Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectuses, has remained below the minimum amounts required by the Prospectuses, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Prospectuses and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares described above.

Checkwriting Feature
         Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve, Inc. account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B Shares or Class C Shares of the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

         Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide at 800-523-1918.

                                   *   *   *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund with a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received from shareholders are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.


Systematic Withdrawal Plans
         Shareholders of Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

(DCR-SAI/PART B)

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares under Purchasing Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.


         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

TAXES


         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. See Taxes in the Prospectuses.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains" or "28 percent rate gain": securities sold by the Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

(DCR-SAI/PART B)

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $27,148,680,000) and investment company (approximately $17,698,080,000) accounts.


         Subject to the supervision and direction of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.5% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less all directors' fees paid to the unaffiliated directors by the Fund. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a substantive review of the Investment Management Agreement. The Manager pays the Fund's rent and the salaries of all directors, officers and employees of the Fund who are affiliated with the Manager.

         On March 31, 1998, the total net assets of the Fund were $574,737,875. Investment management fees paid by the Fund were $2,965,417 for the fiscal year ended March 31, 1996, $2,898,736 for the fiscal year ended March 31, 1997 and $2,904,636 for the fiscal year ended March 31, 1998.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

(DCR-SAI/PART B)

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

(DCR-SAI/PART B)

OFFICERS AND DIRECTORS

         The business and affairs of the Fund are managed under the direction of its Board of Directors.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On April 30, 1998, the Fund's officers and directors owned less than 1% of outstanding shares of Consultant Class Shares, Class B Shares and Class C Shares and approximately 1% of the outstanding shares of Class A Shares.

         As of April 30, 1998, the Fund believes the following accounts held 5% or more of record of a Fund Class. The Fund has no knowledge of beneficial ownership.

Class                               Name and Address of Account                         Share Amount      Percentage
-----                               ---------------------------                         ------------      ----------
Consultant Class Shares             RS  DMTC 401(k) Plan                                 2,529,159          7.30%
                                    Goodman Truck and Tractor 401(k)
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

                                    RS DMTC 401(k) Plan                                  2,273,103          6.55%
                                    HC Yu & Associates 401(k) Plan
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

                                    Enele Co. FBO Tharco                                 1,836,739          5.29%
                                    1211 SW 5th Avenue, Suite 1900
                                    Portland, OR 97204

Class B Shares                      Independent Trust Corp.                                624,455          9.49%
                                    FBO CGMI
                                    15255 South 94th Avenue, Suite 303
                                    Orland Park, IL 60462


                                    Donaldson Lufkin Jenrette                              421,635          6.41%
                                    Securities Corporation, Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303

Class C Shares                      Whitestone Logging, Inc. 401(k) Plan                   566,250         15.49%
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

(DCR-SAI/PART B)

Class                               Name and Address of Account                         Share Amount      Percentage
-----                               ---------------------------                         ------------      ----------
Class C Shares                      Resources Trust Company                              277,609             7.59%
                                    Trustee For Russell C. Staurovsky
                                    P.O. Box 5900
                                    Denver, CO 80217

Class C Shares                      Brenda J. Whitt                                      217,450             5.94%
                                    548 Union Avenue
                                    Providence, RI 02909

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Delaware Management Company, Inc. (a series of Delaware Management Business Trust), Delaware Investment Advisers, (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

(DCR-SAI/PART B)


*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of the Fund, 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
            Delaware Distributors, Inc. and Founders Holdings, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
            Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
            Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware
            International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
            Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

* Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director of the Fund and 33
             other investment companies in the Delaware Investments family President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
             Investment Companies, Inc.
         President of Lincoln Funds Corporation
         Director of Delaware International Advisors Ltd.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
             UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of the Fund, 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware  Investment Advisers (a series of Delaware
             Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
             Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

(DCR-SAI/PART B)

Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
             Fund, 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
             Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
             Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

 David K. Downes (58)
          Executive Vice President, Chief Operating Officer, Chief Financial
             Officer of the Fund, 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
             Officer and Trustee of Delaware Management Business Trust
         Executive Vice President, Chief Operating Officer, Chief Financial
             Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
             Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
             Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
             Trust Company and Delaware Investment & Retirement Services, Inc. Director of Delaware International Advisers Ltd.
         Vice President of Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of the Fund and 33 other investment companies in the Delaware Investments family
         460 North Gulph Road, King of Prussia, PA 19406
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.


John H. Durham (60)
         Director and/or Trustee of the Fund and 18 other investment companies in the Delaware Investments family
         Partner, Complete Care Services
         120 Gilbraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

(DCR-SAI/PART B)


Anthony D. Knerr (59)
         Director and/or Trustee of the Fund and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY 10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
             Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of the Fund and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY 10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of the Fund and 33 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman.

Thomas F. Madison (62)
         Director and/or Trustee of the Fund and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
             Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice
             Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

 Charles E. Peck (72)
         Director and/or Trustee of the Fund and  33 other investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD  21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
             The Ryland Group, Inc., Columbia, MD.

(DCR-SAI/PART B)


 George M. Chamberlain, Jr. (51)
         Senior Vice President , Secretary and General Counsel of the Fund, 33 other investment companies in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company
         Senior Vice President and Director of Delaware International Holdings
             Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Fund, 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
             Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
             Services, Inc. Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company Senior Vice
             President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of the Fund, 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
             Company, Inc., Delaware Management Company (a series of Delaware
             Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of
             Delaware Distributors, L.P. and Delaware Investment Advisers (a
             series of Delaware Management Business Trust) Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
             President for Bankers Trust, New York, NY from 1994 to 1995, a
             Vice President for CS First Boston Investment Management, New
             York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Cynthia I. Isom (44)
         Vice President/Portfolio Manager of the Fund, 17 other investment companies in the Delaware Investments family, Delaware Management Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)
         During the past five years, Ms. Isom has served in various capacities within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all funds in the Delaware Investments family for the fiscal year ended March 31, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of March 31, 1998. Only the independent directors of the Fund receive compensation from the Fund.

                                                              Pension or
                                                               Retirement
                                                                Benefits                           Total Compensation
                                                               Accrued as          Estimated           from all 34
                                                                 Part of            Annual             Investment
                                          Aggregate          Limited-Term          Benefits           Companies in
                                        Compensation           Funds, Inc.            Upon               Delaware
Name                                    from the Fund           Expenses        Retirement(1)       Investments(2)
W. Thacher Longstreth                       $2,272                None               $38,500             $61,910
Ann R. Leven                                $2,603                None               $38,500             $67,885
Walter P. Babich                            $2,449                None               $38,500             $66,493
Anthony D. Knerr                            $2,449                None               $38,500             $66,493
Charles E. Peck                             $2,175                None               $38,500             $58,765
Thomas F. Madison(3)                        $1,975                None               $38,500             $56,265
John H. Durham(4)                             N/A                 None               $31,000               N/A


(1) Under the terms of the Delaware Investments Retirement Plan for Directors, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Investments family for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of March 31, 1998, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Investments family, based on the number of funds in the Delaware Investments family as of that date.

(2) Each independent director currently receives a total annual retainer fee of $38,500 for serving as a director for all funds in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all funds, with the exception of the chairperson, who receives $6,000.

(3)      Thomas F. Madison joined the Board of Directors on April 30, 1997.

(4)      John H. Durham joined the Board of Directors on April 16, 1998.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and the shareholders of other classes of other funds available from the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange or purchase will be sent a current prospectus and an exchange authorization form for any of the other mutual funds available from the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered. This feature is available only in states where the fund into which the exchange is being made is registered.


         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.


         In addition, investment advisers and dealers may make exchanges between funds available from the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from the Delaware Investments family. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.


         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Offering Price. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as eligibility and investment minimums, must be met and may entail the payment of a front-end sales charge which will be deducted from the investment. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.) Certain funds are not available for retirement plans.


         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Prospectuses, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delchester Fund, (7) Tax-Free Pennsylvania Fund and (8) the Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                               *     *     *

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:


         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.


         Delchester Fund seeks as high a current income as possible by investing principally high yield, high risk in corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax- Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.


         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small- cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax.

Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware- Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DelawareVoyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(DCR-SAI/PART B)

GENERAL INFORMATION


         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 16 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

         For the fiscal years ended March 31, 1996, March 31, 1997 and March 31, 1998, the Distributor received CDSC payments in the amount of $14,479, $42,420 and $61,531, respectively, with respect to Class B Shares.

         For the period November 29, 1995 (date of initial public offering) through March 31, 1996, the Distributor received CDSC payments in the amount of $1.74 with respect to Class C Shares. For the fiscal years ended March 31, 1997 and March 31, 1998, the Distributor received CDSC payments in the amount of $484 and $1,187, respectively, with respect to Class C Shares.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

         Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.





Capitalization
         The Fund has an authorized capital of ten billion shares of common stock, $.001 par value per share. The directors are authorized to issue different series and classes of shares of common stock. At present, only one series has been issued which offers shares of four classes--Cash Reserve A Class (which is known as Delaware Cash Reserve A Class, and was known as the Delaware Cash Reserve class from May 1992 to May 1994 and the original class prior to May
1992); Cash Reserve Consultant Class (which is known as Delaware Cash Reserve Consultant Class, and was known as the Delaware Cash Reserve Consultant class from November 1992 to May 1994, the Delaware Cash Reserve (Institutional) class from May 1992 to November 1992 and the consultant class prior to May 1992); Cash Reserve B Class (which is known as Delaware Cash Reserve B Class) and Cash Reserve C Class (which is known as Delaware Cash Reserve C Class). Two billion shares have been allocated to each of Class A Shares, Class B Shares and Class C Shares and five hundred million shares have been allocated to Consultant Class Shares.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

Noncumulative Voting
         Fund shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

(DCR-SAI/PART B)


APPENDIX A--DESCRIPTION OF RATINGS

Bonds

Moody's Investors Service, Inc.

         Aaa Highest quality; smallest degree of investment risk.
         Aa High quality; together with Aaa bods, they compose the high-grade bond group.

Standard & Poor's Ratings Group

         AAA Highest rating; extremely strong capacity to pay principal and interest.
          AA High quality; very strong capacity to pay principal and interest.

Fitch IBCA, Inc.

         AAA Highest quality; exceptionally strong ability to pay principal and interest.
          AA Very high quality; very strong ability to pay principal and interest.

Commercial Paper


Moody's Investors Service, Inc.           Standard & Poor's Ratings Group

P-1        Superior quality               A-1+     Extremely strong quality
P-2        Strong quality                 A-1      Strong quality
                                          A-2      Satisfactory quality

Duff and Phelps, Inc.                     Fitch IBCA, Inc.

Duff 1-Plus      Highest quality          F-1+     Exceptionally strong quality.
Duff 1           Very high quality        F-1      Very strong quality
Duff 1-Minus     High quality             F-2      Good credit quality
Duff 2           Good quality.

(DCR-SAI/PART B)

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Cash Reserve, Inc. and, in its capacity as such, audits the annual financial statements contained in the Fund's Annual Report. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended March 31, 1998, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

(DCR-SAI/PART B)



  Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.





INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006

--------------------------------------------------------------------

DELAWARE CASH RESERVE

--------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------

CONSULTANT CLASS
--------------------------------------------------------------------

CLASSES OF DELAWARE GROUP CASH
RESERVE, INC.

--------------------------------------------------------------------

No Front-End Sales Charge





PART B


STATEMENT OF  ADDITIONAL INFORMATION


--------------------------------------------------------------------



MAY 29, 1998
















                                                                   DELAWARE
                                                                   INVESTMENTS

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

         (a)  Financial Statements:

              Part A  -   Financial Highlights


             *Part B  -   Statement of Net Assets
                          Statement of Operations
                          Statement of Changes in Net Assets
                          Financial Highlights
                          Notes to Financial Statements
                          Accountant's Report

            * The financial statements and Accountant's Report listed above are incorporated into this filing by reference into Part B from the Registrant's Annual Report for the fiscal year ended March 31, 1998.

         (b)  Exhibits:

              (1)  Articles of Incorporation.

                   (a) Articles of Incorporation, as amended and supplemented through November 28, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.


                   (b) Executed Articles Supplementary (November 28, 1995) attached as Exhibit.


              (2) By-Laws. By-Laws, as amended through May 30, 1995, incorporated by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

              (3)  Voting Trust Agreement.  Inapplicable.

              (4)  Copies of All Instruments Defining the Rights of Holders.

                   (a)  Articles of Incorporation and Articles Supplementary.

                        (i) Articles Fifth and Ninth of the Articles of Incorporation (September 12, 1990) and Article Second of the Certificate of Correction to Articles Supplementary (May 2, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

PART C - Other Information
(Continued)

                        (ii) Executed Articles Supplementary (November 28, 1995)
                             attached as Exhibit 24(b)(1)(b).

                   (b) By-Laws. Articles II, III, as amended, and XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

              (5) Investment Management Agreement. Investment Management Agreement between Delaware Management Company, Inc. and the Registrant dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

              (6)  (a)  Distribution Agreement.

                        (i) Form of Distribution Agreement (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                        (ii) Form of Amendment No. 1 to Distribution Agreement
                             (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                   (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1996.

                   (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1996.

                   (d) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

              (7)  Bonus, Profit Sharing, Pension Contracts.

                   (a)   Amended and Restated Profit Sharing Plan (November 17,
                         1994) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

                   (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

PART C - Other Information
(Continued)

              (8) Custodian Agreement. Incorporated into this filing by reference to PostEffective Amendment No. 33 filed May 30, 1991.

              (9)  Other Material Contracts.

                   (a) Shareholders Services Agreement between Delaware Service Company and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 33 filed May 30, 1991.

                   (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 41 filed May 29, 1997.

                         (i) Executed Amendment No. 8 (December 18, 1997) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

             (10)  Opinion of Counsel. Attached as Exhibit.

             (11)  Consent of Auditors. Attached as Exhibit.

             (12)  Inapplicable.

             (13) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

             (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 35 filed June 1, 1993 and Post-Effective Amendment No. 38 filed May 30, 1995.

           **(15)  Plans under Rule 12b-1.

                   (a)   Form of Plan under Rule 12b-1 for Class B (November 29,
                         1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                   (b)   Form of Plan under Rule 12b-1 for Class C (November 29,
                         1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                   (c) Form of Plan under Rule 12b-1 for Consultant Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve
   C Class and Delaware Cash Reserve Consultant Class only.

PART C - Other Information
(Continued)

             (16)  Schedules of Computation for each Performance Quotation.

                   (a) Incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995, Post-Effective Amendment No. 40 filed May 30, 1996 and Post-Effective Amendment No. 41 filed May 29, 1997.

             (17)  Financial Data Schedules. Attached as Exhibit.

             (18)  Inapplicable.

             (19)  Other:  Directors' Power of Attorney. Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with Registrant. None.

Item 26.  Number of Holders of Securities.

                 (1)                                         (2)

                                                          Number of
            Title of Class                              Record Holders
            --------------                              --------------

            Delaware Group Cash Reserve, Inc.'s:

            Delaware Cash Reserve A Class
            Common Stock Par Value                      35,214 Accounts as of
            $.001 Per Share                             April 30, 1998

            Delaware Cash Reserve B Class
            Common Stock Par Value                      436 Accounts as of
            $.001 Per Share                             April 30, 1998

            Delaware Cash Reserve C Class
            Common Stock Par Value                      283 Accounts as of
            $.001 Per Share                             April 30, 1998

            Delaware Cash Reserve Consultant Class
            Common Stock Par Value                      2,111 Accounts as of
            $.001 Per Share                             April 30, 1998

PART C - Other Information
(Continued)

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 17 filed March 29, 1984 and Post-Effective Amendment No. 38 filed May 30, 1995.

Item 28.  Business and Other Connections of Investment Adviser.

          Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Wayne A. Stork                 Chairman of the Board, President, Chief Executive
                               Officer and Chief Investment Officer of Delaware
                               Management Company (a series of Delaware
                               Management Business Trust); Chairman of the
                               Board, President, Chief Executive Officer, Chief
                               Investment Officer and Director/Trustee of
                               Delaware Management Company, Inc. and Delaware
                               Management Business Trust; Chairman of the Board,
                               President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and
                               Founders Holdings, Inc.; Chairman, Chief
                               Executive Officer and Chief Investment Officer of
                               Dealware Investment Advisers (a series of
                               Delaware Management Business Trust); Chairman,
                               Chief Executive Officer and Director of Delaware
                               International Holdings Ltd. and Delaware
                               International Advisers Ltd.; Chairman of the
                               Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., and Delaware
                               Capital Management, Inc.; Chairman of Delaware
                               Distributors, L.P.; President and Chief Executive
                               Officer of Delvoy, Inc.; and Director and/or
                               Trustee of Delaware Service Company, Inc. and
                               Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.          Executive Vice President of the Registrant, each
                               of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                               Delaware Capital Management, Inc. and Delaware
                               Management Company (a series of Delaware
                               Management Business Trust); Executive Vice
                               President and Director/Trustee of Delaware
                               Management Company, Inc. and Delaware Management
                               Business Trust; President of Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust); and Director of Delaware
                               International Advisers Ltd.

                               Board of Directors, Chairman of Finance
                               Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                 Executive Vice President/Chief Investment
                               Officer, Fixed Income of Delaware Management
                               Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                               Delaware Investment Advisers (a series of
                               Delaware Management Business Trust), the
                               Registrant, each of the other funds in the Delaware Investments family and Delaware
                               Management Holdings, Inc.; Executive Vice
                               President and Director of Founders Holdings,
                               Inc.; Executive Vice President of Delaware
                               Capital Management, Inc. and Delaware Management
                               Business Trust; and Director of Founders CBO
                               Corporation

                               Director, HYPPCO Finance Company Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

David K. Downes                Executive Vice President, Chief Operating Officer
                               and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                               Investments family, Delaware Management Holdings,
                               Inc., Founders CBO Corporation, Delaware Capital
                               Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                               Delaware Investment Advisers (a series of
                               Delaware Management Business Trust) and Delaware
                               Distributors, L.P.; Executive Vice President,
                               Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company,
                               Inc., DMH Corp, Delaware Distributors, Inc.,
                               Founders Holdings, Inc. and Delvoy, Inc.;
                               Executive Vice President, Chief Financial
                               Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust; President,
                               Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.;
                               President, Chief Operating Officer, Chief
                               Financial Officer and Director of Delaware
                               International Holdings Ltd.; Chairman, Chief
                               Executive Officer and Director of Delaware
                               Investment & Retirement Services, Inc.; Chairman and Director of Delaware Management Trust
                               Company; Director of Delaware International
                               Advisers Ltd.; and Vice President of Lincoln
                               Funds Corporation

                               Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                      Senior Vice President, Secretary and General
Chamberlain, Jr.               Counsel of the Registrant, each of the other
                               funds in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delaware Investment Advisers (a series of
                               Delaware Management Business Trust) and Delaware
                               Management Holdings, Inc.; Senior Vice President,
                               General Counsel, Secretary and Director/Trustee of Delaware Management Company, Inc., DMH Corp.,
                               Delaware Distributors, Inc., Delaware Service
                               Company, Inc., Founders Holdings, Inc., Delaware
                               Capital Management, Inc., Delaware Investment &
                               Retirement Services, Inc., Delvoy, Inc. and
                               Delaware Management Business Trust; Senior Vice
                               President and Director of Delaware International
                               Holdings Ltd.; Executive Vice President,
                               Secretary, General Counsel and Director of
                               Delaware Management Trust Company; Director of
                               Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Richard J. Flannery            Senior Vice President/Corporate and International
                               Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., DMH Corp.,
                               Delaware Management Company, Inc., Delaware
                               Distributors, Inc., Delaware Distributors, L.P.,
                               Delaware Management Trust Company, Delaware
                               Capital Management, Inc., Delaware Service
                               Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                               Delaware Investment Advisers (a series of
                               Delaware Management Business Trust) and Delaware
                               Investment & Retirement Services, Inc.; Executive
                               Vice President/Corporate & International Affairs and Director of Delaware International Holdings
                               Ltd.; Senior Vice President/Corporate and
                               International Affairs and Director of Founders
                               Holdings, Inc. and Delvoy, Inc.; Senior Vice
                               President of Founders CBO Corporation; and
                               Director of Delaware International Advisers Ltd.

                               Director, HYPPCO Finance Company Ltd.

                               Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof              Senior Vice President/Investment Accounting of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust) and Delaware Service
                               Company, Inc.; Senior Vice President and
                               Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice President and Treasurer/ Manager, Investment Accounting of
                               Delaware Distributors, L.P. and Delaware
                               Investment Advisers (a series of Delaware
                               Management Business Trust); Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                               President and Manager of Investment Accounting of
                               Delaware International Holdings Ltd.

Joseph H. Hastings             Senior Vice President/Corporate Controller and
                               Treasurer of Delaware Management Holdings, Inc.,
                               DMH Corp., Delaware Management Company, Inc.,
                               Delaware Distributors, Inc., Delaware Capital
                               Management, Inc., Delaware Distributors, L.P.,
                               Delaware Service Company, Inc., Delaware
                               International Holdings Ltd., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delvoy, Inc. and Delaware Management
                               Business Trust; Senior Vice President/Corporate
                               Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice
                               President, Chief Financial Officer and Treasurer of Delaware Management Trust Company; Chief
                               Financial Officer and Treasurer of Delaware
                               Investment & Retirement Services, Inc.; Senior
                               Vice President/Assistant Treasurer of Founders
                               CBO Corporation; and Treasurer of Lincoln Funds
                               Corporation.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Michael T. Taggart             Senior Vice President/Facilities Management and
                               Administrative Services of Delaware Management
                               Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson            Senior Vice President/Operations of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delaware Investment and Retirement
                               Services, Inc. and Delaware Service Company,
                               Inc.; Senior Vice President/Operations and
                               Director of Delaware Management Trust Company

James L. Shields               Senior Vice President/Chief Information Officer
                               of Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Service
                               Company, Inc. and Delaware Investment &
                               Retirement Services, Inc.

Eric E. Miller                 Vice President, Assistant Secretary and Deputy
                               General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), Delaware Management Holdings,
                               Inc., DMH Corp., Delaware Distributors, L.P.,
                               Delaware Distributors Inc., Delaware Service
                               Company, Inc., Delaware Management Trust Company,
                               Founders Holdings, Inc., Delaware Capital
                               Management, Inc. and Delaware Investment &
                               Retirement Services, Inc.; Assistant Secretary of
                               Delaware Management Business Trust; and Vice
                               President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro            Vice President and Assistant Secretary of the
                               Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                               Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                               Delaware Investment Advisers (a series of
                               Delaware Management Business Trust), Delaware
                               Management Holdings, Inc., Delaware Distributors,
                               L.P., Delaware Distributors, Inc., Delaware
                               Service Company, Inc., DMH Corp., Delaware
                               Management Trust Company, Delaware Capital
                               Management, Inc., Delaware Investment &
                               Retirement Services, Inc., Founders Holdings,
                               Inc. and Delvoy, Inc.; Vice President and
                               Secretary of Delaware International Holdings
                               Ltd.; and Secretary of Founders CBO Corporation

                               Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)               Vice President/Assistant Controller of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust) and Delaware Management Trust Company


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Bruce A. Ulmer                 Vice President/Director of LNC Internal Audit of
                               the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                               Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                               Delaware Management Holdings, Inc., DMH Corp.,
                               Delaware Management Trust Company and Delaware
                               Investment & Retirement Services, Inc.; Vice
                               President/Director of Internal Audit of Delvoy,
                               Inc.

Joel A. Ettinger(2)            Vice President/Director of Taxation of the
                               Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                               Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and
                               Delaware Management Holdings, Inc.

Christopher Adams              Vice President/Strategic Planning of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust) and Delaware Service Company, Inc.

Susan L. Hanson                Vice President/Strategic Planning of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust) and Delaware Service Company, Inc.

Dennis J. Mara(3)              Vice President/Acquisitions of Delaware
                               Management Company, Inc. and Delaware Management
                               Company (a series of Delaware Management Business
                               Trust)

Scott Metzger                  Vice President/Business Development of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust) and Delaware Service Company, Inc.

Lisa O. Brinkley               Vice President/Compliance of the Registrant,
                               Delaware Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware
                               Management Business Trust), DMH Corp., Delaware
                               Distributors, L.P., Delaware Distributors, Inc.,
                               Delaware Service Company, Inc., Delaware
                               Management Trust Company, Delaware Capital
                               Management, Inc. and Delaware Investment &
                               Retirement Services, Inc.; Vice
                               President/Compliance Officer of Delaware
                               Management Business Trust; and Vice President of
                               Delvoy, Inc.

Mary Ellen Carrozza            Vice President/Client Services of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delaware Investment Advisers (a series of
                               Delaware Management Business Trust) and the
                               Registrant


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             ------------------------------------------------

Gerald T. Nichols              Vice President/Senior Portfolio Manager of

                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, 20 other investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO Corporation

Paul A. Matlack                Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family; Vice President of Founders Holdings,
                               Inc.; and President and Director of Founders CBO
                               Corporation

Gary A. Reed                   Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Patrick P. Coyne               Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Roger A. Early                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family

Mitchell L. Conery(4)          Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), the Registrant, 17 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust) and 10 investment companies in the Delaware Investments family



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held
------------------             ------------------------------------------------

John B. Fields                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust), 10 investment companies in the Delaware Investments family, Delaware Capital
                               Management, Inc. and Trustee of Delaware
                               Management Business Trust

Gerald S. Frey(5)              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust) and 10 investment companies in the Delaware Investments family

Christopher Beck(6)            Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), Delaware Investment
                               Advisers (a series of Delaware Management
                               Business Trust) and 10 investment companies in the Delaware Investments family

Elizabeth H. Howell(7)         Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust), seven investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(8)    Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust) eight investment companies in the Delaware Investments family

Babak Zenouzi                  Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., Delaware
                               Management Company (a series of Delaware
                               Management Business Trust) and 13 investment companies in the Delaware Investments family

Cynthia Isom                   Vice President/Portfolio Manager of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), the Registrant and 17 other investment companies in the Delaware Investments family

Paul Grillo                    Vice President/Portfolio Manager of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delaware Investment Advisers (a series of
                               Delaware Management Business Trust), the
                               Registrant, 19 other investment companies in the Delaware Investments family

Marshall T. Bassett            Vice President/Portfolio Manager of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust), Delaware Investment Advisers (a series of
                               Delaware Management Business Trust), the
                               Registrant and each of the other funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal              Positions and Offices with the Manager and its
Business Address *              Affiliates and Other Positions and Offices Held
------------------              -----------------------------------------------

John Heffern                   Vice President/Portfolio Manager of Delaware
                               Management Company, Inc., Delaware Management
                               Company (a series of Delaware Management Business
                               Trust) and each of the other funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(1)    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2)    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(3)    CORPORATE CONTROLLER, IIS prior to July 1997.
(4)    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(5)    SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(6)    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(7)    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(8) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

Delaware Distributors, Inc.                      General Partner                                None

Delaware Investment
Advisers                                         Limited Partner                                None

Delaware Capital
Management, Inc.                                 Limited Partner                                None

Wayne A. Stork                                   Chairman                                       Chairman

Bruce D. Barton                                  President and Chief Executive                  None
                                                 Officer

David K. Downes                                  Executive Vice President,                      Executive Vice President, Chief
                                                 Chief Operating Officer                        Operating Officer and Chief
                                                 and Chief Financial Officer                    Financial Officer


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

George M. Chamberlain, Jr.                       Senior Vice President/Secretary/               Senior Vice President/
                                                 General Counsel                                Secretary/General Counsel

Richard J. Flannery                              Senior Vice President/Corporate                Senior Vice President/
                                                 and International Affairs                      Corporate and International Affairs

Joseph H. Hastings                               Senior Vice President/Corporate                Senior Vice President/
                                                 Controller & Treasurer                         Corporate Controller

Terrence P. Cunningham                           Senior Vice President/Financial                None
                                                 Institutions

Thomas E. Sawyer                                 Senior Vice President/                         None
                                                 National Sales Director

Mac McAuliffe                                    Senior Vice President/Sales                    None
                                                 Manager, Western Division

J. Chris Meyer                                   Senior Vice President/                         None
                                                 Director Product Management

William M. Kimbrough                             Senior Vice President/Wholesaler               None

Daniel J. Brooks                                 Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                               Senior Vice President/Western                  None
                                                 Division Sales Manager

Henry W. Orvin                                   Senior Vice President/Eastern                  None
                                                 Division Sales Manager

Michael P. Bishof                                Senior Vice President and Treasurer/           Senior Vice
                                                 Manager, Investment Accounting                 President/Treasurer


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

Eric E. Miller                                   Vice President/Assistant Secretary/            Vice President/Assistant Secretary/
                                                 Deputy General Counsel                         Deputy General Counsel

Richelle S. Maestro                              Vice President/                                Vice President/
                                                 Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                                 Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                                Vice President/Strategic Marketing             None

Diane M. Anderson                                Vice President/Plan Record Keeping             None
                                                 and Administration

Anthony J. Scalia                                Vice President/Defined Contribution            None
                                                 Sales, SW Territory

Courtney S. West                                 Vice President/Defined Contribution            None
                                                 Sales, NE Territory

Denise F. Guerriere                              Vice President/Client Services                 None

Gordon E. Searles                                Vice President/Client Services                 None

Lori M. Burgess                                  Vice President/Client Services                 None

Julia R. Vander Els                              Vice President/Participant Services            None

Jerome J. Alrutz                                 Vice President/Retail Sales                    None

Scott Metzger                                    Vice President/Business Development            Vice President/Business
                                                 Development

Stephen C. Hall                                  Vice President/Institutional Sales             None

Gregory J. McMillan                              Vice President/ National Accounts              None

Holly W. Reimel                                  Vice President/Manager, National               None
                                                 Accounts

Christopher H. Price                             Vice President/Manager,                        None
                                                 Insurance



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

Stephen J. DeAngelis                             Vice President/Product                         None
                                                 Development

Andrew W. Whitaker                               Vice President/Financial Institutions          None

Jesse Emery                                      Vice President/ Marketing                      None
                                                 Communications

Darryl S. Grayson                                Vice President, Broker/Dealer                  None
                                                 Internal Sales

Dinah J. Huntoon                                 Vice President/Product                         None
                                                 Manager Equity

Soohee Lee                                       Vice President/Fixed Income                    None
                                                 Product Management

Michael J. Woods                                 Vice President/UIT Product                     None
                                                 Management

Ellen M. Krott                                   Vice President/Marketing                       None

Dale L. Kurtz                                    Vice President/Marketing Support               None

David P. Anderson                                Vice President/Wholesaler                      None

Lee D. Beck                                      Vice President/Wholesaler                      None

Gabriella Bercze                                 Vice President/Wholesaler                      None

Terrence L. Bussard                              Vice President/Wholesaler                      None

William S. Carroll                               Vice President/Wholesaler                      None

William L. Castetter                             Vice President/Wholesaler                      None

Thomas J. Chadie                                 Vice President/Wholesaler                      None

Thomas C. Gallagher                              Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

Douglas R. Glennon                               Vice President/Wholesaler                      None

Ronald A. Haimowitz                              Vice President/Wholesaler                      None

Christopher L. Johnston                          Vice President/Wholesaler                      None

Michael P. Jordan                                Vice President/Wholesaler                      None

Jeffrey A. Keinert                               Vice President/Wholesaler                      None

Thomas P. Kennett                                Vice President/ Wholesaler                     None

Debbie A. Marler                                 Vice President/Wholesaler                      None

Nathan W. Medin                                  Vice President/Wholesaler                      None

Roger J. Miller                                  Vice President/Wholesaler                      None

Patrick L. Murphy                                Vice President/Wholesaler                      None

Stephen C. Nell                                  Vice President/Wholesaler                      None

Julia A. Nye                                     Vice President/Wholesaler                      None

Joseph T. Owczarek                               Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                        Vice President/Wholesaler                      None

Mark A. Pletts                                   Vice President/Wholesaler                      None

Philip G. Rickards                               Vice President/Wholesaler                      None

Laura E. Roman                                   Vice President/Wholesaler                      None

Linda Schulz                                     Vice President/Wholesaler                      None

Edward B. Sheridan                               Vice President/Wholesaler                      None

Robert E. Stansbury                              Vice President/Wholesaler                      None

Julia A. Stanton                                 Vice President/Wholesaler                      None

Larry D. Stone                                   Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ---------------------                          ---------------------

Edward J. Wagner                                 Vice President/Wholesaler                          None

Wayne W. Wagner                                  Vice President/Wholesaler                          None

John A. Wells                                    Vice President/Marketing Technology                None

Scott Whitehouse                                 Vice President/Wholesaler                          None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Inapplicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services.  None.

Item 32. Undertakings.

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of May, 1998.

                                             DELAWARE GROUP CASH RESERVE, INC.

                                             By /s/ Wayne A. Stork
                                                ------------------
                                                Wayne A. Stork
                                                Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


        Signature                                  Title                              Date
        ---------                                  -----                              ----

/s/ Wayne A. Stork                    Chairman of the Board and Director           May 27, 1998
--------------------------
Wayne A. Stork


/s/ David K. Downes                   Executive Vice President/Chief Operating
--------------------------            Officer/Chief Financial Officer
David K. Downes                       (Principal Financial Officer and Principal
                                      Accounting Officer)                          May 27, 1998


/s/ Walter P. Babich     *            Director                                     May 27, 1998
--------------------------
Walter P. Babich

/s/ John H. Durham       *            Director                                     May 27, 1998
--------------------------
John H. Durham

/s/ Anthony D. Knerr     *            Director                                     May 27, 1998
--------------------------
Anthony D. Knerr

/s/ Ann R. Leven         *            Director                                     May 27, 1998
--------------------------
Ann R. Leven

/s/ W. Thacher Longstreth*            Director                                     May 27, 1998
--------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison    *            Director                                     May 27, 1998
--------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick      *            Director                                     May 27, 1998
--------------------------
Jeffrey J. Nick

/s/ Charles E. Peck      *            Director                                     May 27, 1998
--------------------------
Charles E. Peck


                                                     *By /s/ Wayne A. Stork
                                                         ------------------
                                                             Wayne A. Stork
                                                       as Attorney-in-Fact for
                                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                     Exhibit
-----------                     -------
EX-99.B1B                       Executed Articles Supplementary

EX-99.B9BI                      Executed Amendment No. 8 (December 18, 1997) to
                                Schedule A to Delaware Group of Funds Fund
                                Accounting Agreement

EX-99.B10                       Opinion of Counsel

EX-99.B11                       Consent of Auditors

EX-99.B19                       Power of Attorney

EX-27                           Financial Data Schedules